UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6241

                             Loomis Sayles Funds II
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
              -----------------------------------------------------
               (Address of principal executive offices)   (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
              -----------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM I      SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Aggressive Growth Fund

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 97.4% of total net assets

Aerospace & Defense - 2.1%
Precision Castparts Corp.                               18,250     $    945,533
                                                                   ------------

Air Freight & Logistics - 2.4%
UTI Worldwide, Inc.                                     12,050        1,118,722
                                                                   ------------

Biotechnology - 5.7%
Celgene Corp.(c)                                        10,800          699,840
MedImmune, Inc.(c)                                      15,650          548,063
Neurocrine Biosciences, Inc.(c)                          5,550          348,152
Protein Design Labs, Inc.(c)                            14,925          424,168
Vertex Pharmaceuticals, Inc.(c)(d)                      20,825          576,228
                                                                   ------------
                                                                      2,596,451
                                                                   ------------

Capital Markets - 9.4%
Affiliated Managers Group, Inc.(c)(d)                   11,725          940,931
GFI Group, Inc.(c)(d)                                   12,300          583,389
Greenhill & Co., Inc.(d)                                12,650          710,424
Investment Technology Group, Inc.(c)                    17,000          602,480
Northern Trust Corp.                                    17,400          901,668
optionsXpress Holdings, Inc.(d)                         24,150          592,883
                                                                   ------------
                                                                      4,331,775
                                                                   ------------

Commercial Services & Supplies - 5.9%
Corporate Executive Board Co.                           12,875        1,154,887
Monster Worldwide, Inc.(c)                              17,325          707,207
Stericycle, Inc.(c)                                     14,475          852,288
                                                                   ------------
                                                                      2,714,382
                                                                   ------------

Communications Equipment - 1.7%
F5 Networks, Inc.(c)                                    13,300          760,627
                                                                   ------------

Computers & Peripherals - 2.2%
Apple Computer, Inc.(c)                                 13,975        1,004,663
                                                                   ------------

Diversified Financial Services - 7.6%
Chicago Mercantile Exchange Holdings, Inc.               2,875        1,056,534
IntercontinentalExchange, Inc.(c)                       12,800          465,280
Moody's Corp.                                           21,100        1,295,962
Nasdaq Stock Market, Inc.(c)                            18,575          653,468
                                                                   ------------
                                                                      3,471,244
                                                                   ------------

Electronic Equipment & Instruments - 3.2%
Broadcom Corp., Class A(c)                              14,650          690,748
Mettler-Toledo International, Inc.(c)                   14,200          783,840
                                                                   ------------
                                                                      1,474,588
                                                                   ------------

Energy Equipment & Services - 5.4%
BJ Services Co.                                         18,400          674,728
Grant Prideco, Inc.(c)                                  26,450        1,166,974

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Energy Equipment & Services - continued
Todco, Class A(d)                                       16,425     $    625,135
                                                                   ------------
                                                                      2,466,837
                                                                   ------------

Food & Staples Retailing - 1.6%
Whole Foods Market, Inc.                                 9,250          715,858
                                                                   ------------

Healthcare Equipment & Supplies - 1.4%
Intuitive Surgical, Inc.(c)                              5,575          653,780
                                                                   ------------

Healthcare Providers & Services - 10.8%
Coventry Health Care, Inc.(c)                           18,425        1,049,488
Express Scripts, Inc.(c)                                15,550        1,303,090
Health Net, Inc.(c)                                     18,225          939,499
Humana, Inc.(c)                                         13,850          752,470
Omnicare, Inc.                                          15,700          898,354
                                                                   ------------
                                                                      4,942,901
                                                                   ------------

Hotels, Restaurants & Leisure - 2.0%
Starwood Hotels & Resorts Worldwide, Inc.               14,650          935,549
                                                                   ------------

Internet & Catalog Retail - 1.8%
Coldwater Creek, Inc.(c)(d)                             27,650          844,155
                                                                   ------------

Internet Software & Services - 1.9%
Akamai Technologies, Inc.(c)(d)                         43,675          870,443
                                                                   ------------

IT Services - 1.9%
Cognizant Technology Solutions Corp.(c)                 17,600          886,160
                                                                   ------------

Machinery - 2.2%
Joy Global, Inc.                                        24,850          994,000
                                                                   ------------

Media - 3.5%
Getty Images, Inc.(c)(d)                                12,450        1,111,411
XM Satellite Radio Holdings, Inc., Class A(c)(d)        17,600          480,128
                                                                   ------------
                                                                      1,591,539
                                                                   ------------

Oil & Gas Exploration - 2.1%
Ultra Petroleum Corp.(c)                                17,175          958,365
                                                                   ------------

Oil, Gas & Consumable Fuels - 2.4%
Southwestern Energy Co.(c)                              30,500        1,096,170
                                                                   ------------

Real Estate - 2.8%
CB Richard Ellis Group, Inc., Class A(c)                21,525        1,266,746
                                                                   ------------

Semiconductors & Semiconductor Equipment - 4.5%
Marvell Technology Group Ltd.(c)                        22,550        1,264,829

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment -
  continued
Microsemi Corp.(c)(d)                                   29,050     $    803,523
                                                                   ------------
                                                                      2,068,352
                                                                   ------------

Software - 2.9%
NAVTEQ(c)                                               13,475          591,148
Salesforce.com, Inc.(c)(d)                              23,300          746,765
                                                                   ------------
                                                                      1,337,913
                                                                   ------------

Specialty Retail - 2.0%
Chico's FAS, Inc.(c)                                    21,050          924,727
                                                                   ------------

Textiles Apparel & Luxury Goods - 1.5%
Carter's, Inc.(c)(d)                                    11,625          684,131
                                                                   ------------

Wireless Telecommunication Services - 6.5%
American Tower Corp., Class A(c)                        34,500          934,950
Nextel Partners, Inc., Class A(c)                       20,925          584,644
NII Holdings, Inc., Class B(c)(d)                       33,950        1,482,936
                                                                   ------------
                                                                      3,002,530
                                                                   ------------

TOTAL COMMON STOCKS
  (Identified Cost $37,250,062)                                      44,658,141
                                                                   ------------
                                              Principal Amount
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 21.1%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/30/05
at 2.050% to be repurchased at $ 509,116 on
1/03/06 collateralized by $525,000 U.S.
Treasury Note, 4.000% due 4/15/10 with a
value of $522,375 (b)                            $     509,000          509,000
                                                                   ------------

                                                     Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
Prime Portfolio (e)                                  9,174,133        9,174,133
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $9,683,133)                                        9,683,133
                                                                   ------------

TOTAL INVESTMENTS - 118.5%
  (Identified Cost $46,933,195)(a)                                   54,341,274
  Other assets less liabilities--(18.5)%                             (8,472,150)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $ 45,869,124
                                                                   ============

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $46,933,195 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost         $  7,657,007
      Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value             (248,928)
                                                                   ------------
      Net unrealized appreciation                                  $  7,408,079
                                                                   ============

      At September 30, 2005, the Fund had a capital loss carryover of approximately $100,936,400 of which $79,794,012 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c)   Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $8,960,737 and $9,174,133, respectively.

(e)   Represents investment of securities lending collateral.

--------------------------------------------------------------------------------
              LOOMIS SAYLES GROWTH FUND -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

Shares          Description                                            Value(+)
-------------------------------------------------------------------------------
Common Stocks - 97.6% of Total Net Assets

                Beverages - 2.1%
      105,150   PepsiCo, Inc.                                     $   6,212,262
                                                                  -------------
                Biotechnology - 5.9%
       57,575   Amgen, Inc.(c)                                        4,540,364
       90,425   Genentech, Inc.(c)                                    8,364,312
       82,050   Gilead Sciences, Inc.(c)                              4,318,292
                                                                  -------------
                                                                     17,222,968
                                                                  -------------
                Capital Markets - 12.0%
      169,725   Ameritrade Holding Corp.(c)                           4,073,400
      105,625   Franklin Resources, Inc.                              9,929,806
       45,375   Goldman Sachs Group, Inc.                             5,794,841
       76,769   Legg Mason, Inc.(d)                                   9,188,482
       24,401   Lehman Brothers Holdings, Inc.                        3,127,476
       42,848   T. Rowe Price Group, Inc.                             3,086,342
                                                                  -------------
                                                                     35,200,347
                                                                  -------------
                Commercial Services & Supplies - 1.3%
       92,550   Monster Worldwide, Inc.(c)                            3,777,891
                                                                  -------------
                Communications Equipment - 7.6%
      294,225   Corning, Inc.(c)                                      5,784,464
      146,350   Juniper Networks, Inc.(c)                             3,263,605
      287,975   Motorola, Inc.                                        6,505,355
      160,825   QUALCOMM, Inc.                                        6,928,341
                                                                  -------------
                                                                     22,481,765
                                                                  -------------
                Computers & Peripherals - 7.7%
      162,462   Apple Computer, Inc.(c)                              11,679,393
      227,300   Hewlett-Packard Co.                                   6,507,599
       72,675   SanDisk Corp.(c)                                      4,565,444
                                                                  -------------
                                                                     22,752,436
                                                                  -------------
                Diversified Financial Services - 4.3%
       14,400   Chicago Mercantile Exchange Holdings, Inc.            5,291,856
      121,412   Moody's Corp.                                         7,457,125
                                                                  -------------
                                                                     12,748,981
                                                                  -------------
                Food & Staples Retailing - 1.5%
       58,193   Whole Foods Market, Inc.(d)                           4,503,556
                                                                  -------------
                Healthcare Equipment & Supplies - 6.4%
      138,875   Medtronic, Inc.                                       7,995,034
      124,625   St. Jude Medical, Inc.(c)                             6,256,175
       69,450   Zimmer Holdings, Inc.(c)                              4,683,708
                                                                  -------------
                                                                     18,934,917
                                                                  -------------
                Healthcare Providers & Services - 12.7%
       74,725   Aetna, Inc.                                           7,047,315
      171,375   Caremark Rx, Inc.(c)                                  8,875,511
       55,675   Express Scripts, Inc.(c)                              4,665,565
      174,192   UnitedHealth Group, Inc.                             10,824,291
       72,327   WellPoint, Inc.(c)                                    5,770,971
                                                                  -------------
                                                                     37,183,653
                                                                  -------------
                Hotels, Restaurants & Leisure - 1.5%
      147,100   Starbucks Corp.(c)                                    4,414,471
                                                                  -------------
                Industrial Conglomerates - 2.0%
      166,161   General Electric Co.                                  5,823,943
                                                                  -------------
                Insurance - 1.0%
       40,775   Prudential Financial, Inc.                            2,984,322
                                                                  -------------
                Internet & Catalog Retail - 1.8%
      119,350   eBay, Inc.(c)                                         5,161,888
                                                                  -------------
                Internet Software & Services - 7.5%
       31,805   Google, Inc., Class A(c)                             13,194,622

Shares          Description                                            Value(+)
-------------------------------------------------------------------------------
Internet Software & Services - continued
      227,925   Yahoo! Inc.(c)                                    $   8,930,102
                                                                  -------------
                                                                     22,124,724
                                                                  -------------
                IT Services - 2.3%
       78,000   Cognizant Technology Solutions Corp.(c)               3,927,300
       70,550   Paychex, Inc.                                         2,689,366
                                                                  -------------
                                                                      6,616,666
                                                                  -------------
                Media - 1.8%
       58,400   Getty Images, Inc.(c)(d)                              5,213,368
                                                                  -------------
                Multiline Retail - 1.4%
       73,975   Target Corp.                                          4,066,406
                                                                  -------------
                Oil, Gas & Consumable Fuels - 2.0%
       82,250   Southwestern Energy Co.(c)                            2,956,065
       66,870   XTO Energy, Inc.                                      2,938,268
                                                                  -------------
                                                                      5,894,333
                                                                  -------------
                Real Estate - 1.5%
       72,800   CB Richard Ellis Group, Inc., Class A(c)              4,284,280
                                                                  -------------
                Semiconductors & Semiconductor Equipment - 2.1%
      111,600   Advanced Micro Devices, Inc.(c)                       3,414,960
      112,000   Intel Corp.                                           2,795,520
                                                                  -------------
                                                                      6,210,480
                                                                  -------------
                Software - 3.7%
      143,950   Adobe Systems, Inc.                                   5,320,392
      208,050   Microsoft Corp.                                       5,440,507
                                                                   ------------
                                                                     10,760,899
                                                                   ------------
                Specialty Retail - 5.0%
      106,048   Chico's FAS, Inc.(c)                                  4,658,689
      108,525   Lowe's Cos., Inc.                                     7,234,276
      105,775   Urban Outfitters, Inc.(c)(d)                          2,677,165
                                                                  -------------
                                                                     14,570,130
                                                                  -------------
                Textiles Apparel & Luxury Goods - 2.5%
      224,631   Coach, Inc.(c)                                        7,489,198
                                                                  -------------
                Total Common Stocks
                (Identified Cost $253,719,766)                      286,633,884
                                                                  -------------

  Principal
    Amount
-------------------------------------------------------------------------------
Short-Term Investments - 9.1% of Total Net Assets

$   8,515,000   Tri-Party Repurchase Agreement with Fixed
                Income Clearing Corporation, dated 12/30/05 at
                2.050% to be repurchased at $8,516,940 on
                1/03/06 collateralized by $8,730,000 U.S.
                Treasury Note, 4.000% due 4/15/10 with a value
                of $8,686,350(b)                                      8,515,000
                                                                  -------------

     Shares
-------------------------------------------------------------------------------
   18,283,051   State Street Navigator Securities Lending Prime
                Portfolio(e)                                         18,283,051
                                                                  -------------
                Total Short-Term Investments
                (Identified Cost $26,798,051)                        26,798,051
                                                                  -------------
                Total Investments - 106.7%
                (Identified Cost $280,517,817)(a)                   313,431,935
                Other assets less liabilities -- (6.7)%             (19,607,666)
                                                                  -------------
                Total Net Assets -- 100%                          $ 293,824,269
                                                                  =============

--------------------------------------------------------------------------------
              LOOMIS SAYLES GROWTH FUND -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $280,517,817 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over
        tax cost                                                  $  34,873,095
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                                   (1,958,977)
                                                                  -------------
      Net unrealized appreciation                                 $  32,914,118
                                                                  =============

      In the Annual Report dated September 30, 2005, the Loomis Sayles Growth Fund disclosed a total capital loss carryforward amount of $234,883,996. A significant portion of these losses were obtained in mergers and are therefore subject to limitations under Section 382 of the Internal Revenue Code. Of the total amount disclosed, losses of $42,837,275 were acquired in conjunction with the Fund's November 14, 2003 merger with the CDC Nvest Large Cap Fund. These losses are subject to total limitations of $8,361,756. Additionally, losses of $178,831,978 were acquired on December 17, 2004 when the Fund merged with the CDC Star Growth Fund. These losses are subject to an annual limitation $2,436,721 each year for the next seven years. After the application of limitations due to the mergers, the Loomis Sayles Growth Fund has total loss carryforwards of $38,643,546, of which $32,451,232 and $6,192,314 expire in 2010 and 2011 respectively.

(b) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c)   Non-income producing security.

(d) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $17,887,817 and $18,283,051, respectively.

(e)   Represents investment of securities lending collateral.

--------------------------------------------------------------------------------
           Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------
Bonds and Notes  -- 88.3% of Total Net Assets

                Airlines  -- 2.9%
$      35,000   AMR Corp., Senior Note,
                4.500%, 2/15/2024                                 $      41,169
      225,000   AMR Corp., Senior Note, Convertible,
                4.250%, 9/23/2023(e)                                    316,406
       86,366   Continental Airlines, Inc.,
                Series 1997-4, Class 4B,
                6.900%, 1/02/2017                                        74,933
      164,248   Continental Airlines, Inc.,
                Series 1998-1, Class 1A,
                6.648%, 9/15/2017                                       160,503
      169,920   Continental Airlines, Inc.,
                Series 1998-1, Class 1B,
                6.748%, 3/15/2017                                       148,897
       53,769   Continental Airlines, Inc.,
                Series 1999-1, Class C,
                6.954%, 8/02/2009                                        48,152
      152,428   Continental Airlines, Inc.,
                Series 1999-2, Class B,
                7.566%, 3/15/2020                                       135,898
      215,952   Continental Airlines, Inc.,
                Series 2002-2, Class B,
                8.307%, 4/02/2018                                       190,382
                                                                  -------------
                                                                      1,116,340
                                                                  -------------
                Automotive  -- 11.3%
      158,000   Delphi Corp.,
                7.125%, 5/01/2029(e)                                     80,185
      420,000   Ford Motor Co.,
                6.375%, 2/01/2029                                       264,600
      815,000   Ford Motor Co.,
                6.625%, 10/01/2028(e)                                   525,675
      170,000   Ford Motor Co.,
                7.450%, 7/16/2031(e)                                    115,600
      905,000   Ford Motor Credit Co.,
                5.700%, 1/15/2010(e)                                    769,307
      185,000   Ford Motor Credit Co.,
                7.000%, 10/01/2013(e)                                   158,074
      705,000   General Motors Acceptance Corp. (MTN),
                6.750%, 12/01/2014(e)                                   634,233
      180,000   General Motors Acceptance
                Corp.,
                7.500%, 12/01/2006                                      118,197
      405,000   General Motors Acceptance Corp.,
                8.000%, 11/01/2031(e)                                   387,942
      125,000   General Motors Acceptance Corp.
                of Canada, Ltd., Series E (MTN),
                6.625%, 12/17/2010                                      193,113
       10,000   GMAC International Finance BV,
                8.000%, 3/14/2007                                         6,414
      430,000   Goodyear Tire & Rubber Co. (The),
                7.857%, 8/15/2011(e)                                    419,250
      780,000   Lear Corp., Series B,
                5.750%, 8/01/2014(e)                                    633,285
      110,000   Tenneco Automotive, Inc.,
                Senior Subordinated Note,
                8.625%, 11/15/2014                                      103,950
                                                                  -------------
                                                                      4,409,825
                                                                  -------------

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------
                Banking  -- 3.3%
$   9,000,000   Barclays Financial LLC, 144A,
                4.100%, 3/22/2010                                 $     204,790
    7,000,000   Barclays Financial LLC, 144A,
                4.160%, 2/22/2010                                       159,878
      990,000   Citibank NA, 144A,
                15.000%, 7/02/2010                                      445,779
      500,000   HSBC Bank USA, 144A,
                3.310%, 8/25/2010                                       495,250
                                                                  -------------
                                                                      1,305,697
                                                                  -------------
                Biotechnology  -- 0.9%
      360,000   Inhale Therapeutic Systems, Inc.,
                Subordinated Note,
                3.500%, 10/17/2007                                      352,800
                                                                  -------------
                Chemicals  -- 0.5%
      270,000   Hercules, Inc., Subordinated Note,
                6.500%, 6/30/2029                                       200,475
                                                                  -------------
                Construction Machinery  -- 1.8%
      120,000   Great Lakes Dredge & Dock
                Corp., Senior Subordinated Note,
                7.750%, 12/15/2013(e)                                   108,150
      550,000   United Rentals North America,
                Inc., Senior Subordinated Note,
                7.000%, 2/15/2014(e)                                    514,250
       85,000   Williams Scotsman, Inc., Senior Note, 144A,
                8.500%, 10/01/2015(e)                                    87,975
                                                                  -------------
                                                                        710,375
                                                                  -------------
                Consumer Products  -- 0.3%
      125,000   LPG International, Inc., 144A,
                7.250%, 12/20/2015(e)                                   123,438
                                                                  -------------
                Electric  -- 1.5%
      290,000   Calpine Canada Energy Finance ULC,
                8.500%, 5/01/2008(e)                                    108,025
      200,000   Calpine Corp., Senior Note,
                7.750%, 4/15/2009(e)                                     86,000
      200,000   Calpine Corp., Senior Note,
                7.875%, 4/01/2008(e)                                     86,000
      610,000   Calpine Corp., Senior Note,
                8.500%, 2/15/2011(e)                                    186,050
       40,000   Dynegy Holdings, Inc.,
                7.125%, 5/15/2018(e)                                     35,600
       90,000   NGC Corp., Note,
                7.625%, 10/15/2026                                       80,100
       20,000   NGC Corp. Capital Trust, Series B,
                8.316%, 6/01/2027                                        17,700
                                                                  -------------
                                                                        599,475
                                                                  -------------
                Environmental  -- 0.5%
      190,000   Allied Waste North America, Series B,
                Senior Note,
                5.750%, 2/15/2011(e)                                    180,025
                                                                  -------------

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------

                Financial Services  -- 0.7%
$     250,000   Astoria Depositor Corp., 144A,
                8.144%, 5/01/2021                                 $     259,358
                                                                  -------------
                Food  -- 0.1%
       30,000   Friendly Ice Cream Corp.,
                Guaranteed Senior Note,
                8.375%, 6/15/2012(e)                                     26,700
                                                                  -------------
                Food & Beverage  -- 2.2%
      450,000   Borden, Inc.,
                7.875%, 2/15/2023                                       360,000
      550,000   Borden, Inc.,
                9.200%, 3/15/2021                                       490,875
                                                                  -------------
                                                                        850,875
                                                                  -------------
                Healthcare  -- 0.9%
      150,000   Columbia/HCA, Inc.,
                7.500%, 12/15/2023                                      153,630
      200,000   Columbia/HCA, Inc. (MTN),
                7.580%, 9/15/2025                                       203,753
                                                                  -------------
                                                                        357,383
                                                                  -------------
                Home Construction  -- 0.7%
      300,000   K Hovnanian Enterprises, Inc.,
                6.250%, 1/15/2015                                       282,332
                                                                  -------------
                Independent Energy  -- 0.2%
       70,000   Chesapeake Energy Corp., Senior Note,
                6.375%, 6/15/2015                                        70,000
                                                                  -------------
                Information/Data Technology  -- 0.7%
      315,000   Maxtor Corp., Subordinated Note,
                5.750%, 3/01/2012                                       289,800
                                                                  -------------
                Integrated Energy  -- 1.4%
      265,000   Cerro Negro Finance, Ltd., 144A,
                7.900%, 12/01/2020                                      250,425
      300,000   Petrozuata Finance, Inc.,
                Series B, 144A,
                8.220%, 4/01/2017                                       282,000
                                                                  -------------
                                                                        532,425
                                                                  -------------
                Lodging & Gaming  -- 0.4%
      160,000   Host Marriott, LP REIT, Senior Note,
                6.375%, 3/15/2015(e)                                    159,600
                                                                  -------------
                Media Cable  -- 4.4%
      550,000   CSC Holdings, Inc., Senior Note,
                7.625%, 7/15/2018(e)                                    522,500
      250,000   NTL Cable PLC,
                9.750%, 4/15/2014                                       442,604
      175,000   PanAmSat Corp.,
                6.875%, 1/15/2028                                       162,531
      650,000   Rogers Cable, Inc., Senior Note,
                5.500%, 3/15/2014                                       608,563
                                                                  -------------
                                                                      1,736,198
                                                                  -------------

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------

                Metals & Mining  -- 1.6%
$     520,000   AK Steel Corp., Guaranteed Senior Note,
                7.750%, 6/15/2012(e)                              $     469,300
      150,000   Glencore Funding LLC, Guaranteed Note, 144A,
                6.000%, 4/15/2014                                       141,081
                                                                  -------------
                                                                        610,381
                                                                  -------------
                Oil Field Services  -- 0.3%
      110,000   North American Energy Partners, Inc.,
                Senior Note,
                8.750%, 12/01/2011                                      103,675
                                                                  -------------
                Packaging  -- 1.2%
      350,000   Owens-Illinois, Inc., Senior Note,
                7.500%, 5/15/2010(e)                                    355,250
      135,000   Owens-Illinois, Inc., Senior Note,
                7.800%, 5/15/2018(e)                                    134,325
                                                                  -------------
                                                                        489,575
                                                                  -------------
                Paper  -- 3.8%
      475,000   Abitibi-Consolidated, Inc.,
                7.500%, 4/01/2028                                       387,125
      250,000   Abitibi-Consolidated, Inc.,
                8.500%, 8/01/2029                                       208,750
      210,000   Advance Agro PCL, 144A,
                11.000%, 12/19/2012                                     209,475
      685,000   Bowater, Inc.,
                6.500%, 6/15/2013(e)                                    613,075
       10,000   Georgia-Pacific Corp.,
                7.250%, 6/01/2028                                         8,862
       10,000   Georgia-Pacific Corp.,
                7.375%, 12/01/2025                                        9,000
       60,000   Georgia-Pacific Corp.,
                7.750%, 11/15/2029                                       54,750
                                                                  -------------
                                                                      1,491,037
                                                                  -------------
                Pharmaceuticals  -- 8.5%
      185,000   Bristol-Myers Squibb Co.,
                5.750%, 10/01/2011                                      191,064
       85,000   Elan Capital Corp., Ltd.,
                Convertible,
                6.500%, 11/10/2008                                      162,444
      340,000   Elan Finance Corp., Senior
                Note, 144A,
                7.750%, 11/15/2011                                      317,900
      235,000   Enzon, Inc.,
                4.500%, 7/01/2008                                       210,912
      127,000   EPIX Pharmaceuticals, Inc.,
                Senior Note,
                3.000%, 6/15/2024                                        76,200
      375,000   IVAX Corp., Senior Note, Convertible
                1.500%, 3/01/2024                                       486,094
      202,000   IVAX Corp., Senior Subordinated Note,
                Convertible,
                4.500%, 5/15/2008                                       203,515
      210,000   Merck & Co., Inc.,
                4.750%, 3/01/2015                                       200,837
      250,000   Pharma Services Intermediate
                Holdings Corp., Senior Note, 144A,
                Zero Coupon, 4/01/2014                                  185,000

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------

                Pharmaceuticals - continued
$     345,000   Regeneron Pharmaceuticals, Inc.,
                Subordinated Note,
                5.500%, 10/17/2008                                $     328,612
      155,000   Valeant Pharmaceuticals International,
                Subordinated Note,
                3.000%, 8/16/2010                                       132,719
      300,000   Valeant Pharmaceuticals International,
                Subordinated Note,
                4.000%, 11/15/2013                                      255,750
      310,000   Vertex Pharmaceuticals, Inc., 144A,
                5.750%, 2/15/2011                                       591,325
                                                                  -------------
                                                                      3,342,372
                                                                  -------------
                Pipelines  -- 2.4%
      100,000   El Paso CGP, Co., 144A,
                6.500%, 6/01/2008(e)                                     99,000
      915,000   El Paso CGP, Co.,
                6.950%, 6/01/2028                                       830,363
                                                                  -------------
                                                                        929,363
                                                                  -------------
                Retailers  -- 2.0%
      250,000   Dillard's, Inc.,
                6.625%, 1/15/2018                                       230,938
      765,000   Toys R US, Inc.,
                7.375%, 10/15/2018                                      550,800
                                                                  -------------
                                                                        781,738
                                                                  -------------
                Sovereigns  -- 7.3%
    1,190,000   Republic of Argentina,
                2.000%, 9/30/2014 (ARS)                                 392,545
      520,000   Republic of Brazil,
                8.250%, 1/20/2034(e)                                    551,980
  100,000,000   Republic of Colombia,
                11.750%, 3/01/2010 (COP)                                 49,154
    4,420,000   United Mexican States,
                8.000%, 12/07/2023 (MXN)                                391,719
   14,850,000   United Mexican States,
                9.000%, 12/20/2012 (MXN)                              1,459,298
                                                                  -------------
                                                                      2,844,696
                                                                  -------------
                Supermarkets  -- 1.9%
       95,000   Albertson's, Inc., Series C (MTN),
                6.625%, 6/01/2028                                        81,043
      510,000   Albertsons, Inc., Senior Note,
                7.450%, 8/01/2029                                       472,813
      130,000   Albertsons, Inc., Senior Note,
                8.000%, 5/01/2031(e)                                    127,900
       25,000   Albertsons, Inc., Senior Note,
                8.700%, 5/01/2030                                        24,870
       50,000   American Stores Co.,
                8.000%, 6/01/2026(e)                                     52,317
                                                                  -------------
                                                                        758,943
                                                                  -------------

                Supranational  -- 4.0%
    6,000,000   Inter-American Development Bank, Series E
                (MTN),
                Zero Coupon, 5/11/2009 (BRL)                          1,564,927
                                                                  -------------

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------

                Technology  -- 7.9%
$     125,000   Amkor Technology, Inc.,
                5.000%, 3/15/2007(e)                              $     117,969
      125,000   Amkor Technology, Inc., Senior Note,
                7.750%, 5/15/2013                                       108,750
      225,000   Corning, Inc.,
                5.900%, 3/15/2014                                       227,159
      270,000   Corning, Inc.,
                6.200%, 3/15/2016                                       276,110
      155,000   Corning, Inc.,
                6.850%, 3/01/2029                                       163,346
      215,000   Kulicke & Soffa Industries, Inc., Subordinated
                Note, Convertible,
                0.500%, 11/30/2008(e)                                   167,431
       25,000   Kulicke & Soffa Industries, Inc.,
                1.000%, 6/30/2010                                        21,000
      910,000   Lucent Technologies, Inc.,
                6.450%, 3/15/2029(e)                                    780,325
      425,000   Nortel Networks Corp.,
                6.875%, 9/01/2023                                       380,375
      300,000   Nortel Networks Corp.,
                Guaranteed Senior Note,
                4.250%, 9/01/2008                                       281,250
       40,000   Northern Telecom Capital Corp.,
                7.875%, 6/15/2026                                        38,700
      100,000   SCI Systems, Inc., Subordinated Note,
                Convertible,
                3.000%, 3/15/2007(e)                                     95,750
       85,000   Sungard Data Systems, Inc., 144A,
                9.125%, 8/15/2013                                        87,975
      120,000   Sungard Data Systems, Inc., 144A,
                10.250%, 8/15/2015                                      120,000
      105,000   Unisys Corp.,
                6.875%, 3/15/2010(e)                                     97,125
      145,000   Unisys Corp., Senior Note,
                8.000%, 10/15/2012                                      134,125
                                                                  -------------
                                                                      3,097,390
                                                                  -------------
                Transportation Services  -- 4.9%
      275,000   American President Cos., Ltd., Senior Note,
                8.000%, 1/15/2024                                       278,094
      113,249   Atlas Air, Inc., Series 1998-1, Class 1A,
                7.380%, 1/02/2018                                       111,497
      111,242   Atlas Air, Inc., Series 1999-1, Class A1,
                7.200%, 1/02/2019                                       110,141
      113,021   Atlas Air, Inc., Series 2000-1, Class A,
                8.707%, 1/02/2019                                       115,232
      250,000   Bombardier Capital Funding, LP,
                6.750%, 5/14/2009                                       418,433
      300,000   Overseas Shipholding Group, Senior Note,
                7.500%, 2/15/2024(e)                                    297,000
      295,000   Stena AB, Senior Note,
                7.000%, 12/01/2016                                      269,925
      350,000   Stena AB, Senior Note,
                7.500%, 11/01/2013                                      336,000
                                                                  -------------
                                                                      1,936,322
                                                                  -------------

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
    Amount      Description                                           Value (a)
-------------------------------------------------------------------------------

                Treasuries  -- 0.9%
$     350,000   U.S. Treasury Note,
                4.375%, 12/31/2007                                $     349,822
                                                                  -------------
                Wireless  -- 0.5%
      250,000   Level 3 Communications, Inc.,
                2.875%, 7/15/2010(e)                                    157,813
        5,000   Level 3 Communications, Inc.,
                6.000%, 3/15/2010                                         3,206
       20,000   Level 3 Communications, Inc.,
                9.125%, 5/01/2008                                        18,200
                                                                  -------------
                                                                        179,219
                                                                  -------------
                Wirelines  -- 6.4%
       50,000   Cincinnati Bell, Inc.,
                8.375%, 1/15/2014(e)                                     49,188
       95,000   Citizens Communications Co.,
                7.000%, 11/01/2025                                       79,800
      155,000   Citizens Communications Co.,
                9.000%, 8/15/2031                                       156,937
      375,000   Qwest Capital Funding, Inc.,
                6.875%, 7/15/2028                                       342,187
       75,000   Qwest Capital Funding, Inc.,
                Guaranteed Note,
                7.000%, 8/03/2009(e)                                     75,750
    1,890,000   Qwest Capital Funding, Inc.,
                7.750%, 2/15/2031                                     1,814,400
                                                                  -------------
                                                                      2,518,262
                                                                  -------------
                Total Bonds and Notes
                (Identified Cost $33,216,883)                        34,560,843
                                                                  -------------

   Shares
-------------------------------------------------------------------------------
Common Stocks  --  1.3%

                Investment Companies  -- 0.1%
        3,005   CIM High Yield Securities Fund(e)                        12,230
        2,175   High Income Opportunity Fund, Inc.                       13,181
        3,835   Morgan Stanley Emerging Markets Debt Fund,
                Inc.(e)                                                  41,725
                                                                  -------------
                                                                         67,136
                                                                  -------------
                Metals & Mining  -- 0.1%
          900   Cia Vale do Rio Doce, ADR                                37,026
                                                                  -------------
                Pharmaceuticals  -- 1.1%
        8,800   Bristol-Myers Squibb Co.                                202,224
        6,875   Merck & Co., Inc.                                       218,694
                                                                  -------------
                                                                        420,918
                                                                  -------------
                Total Common Stocks
                (Identified Cost $465,681)                              525,080
                                                                  -------------
Preferred Stocks  --  4.3%
                Electric  -- 1.8%
        6,475   AES Trust III, Convertible,
                6.750%, 10/15/2029(e)                                   287,490

   Shares       Description                                           Value (a)
-------------------------------------------------------------------------------

                Electric - continued
$       8,000   CMS Energy Trust I, Convertible,
                7.750%, 7/15/2027                                 $     398,000
                                                                  -------------
                                                                        685,490
                                                                  -------------
                Packaging  -- 0.6%
        6,500   Owens-Illinois, Inc., Convertible,
                4.750%, 12/31/2049                                      221,000
                                                                  -------------
                Pipelines  -- 1.1%
        4,000   Williams Holdings of Delaware,
                Convertible,
                5.500%, 6/01/2033(c)                                    449,000
                                                                  -------------
                Technology  -- 0.5%
          225   Lucent Technologies Capital Trust I,
                Convertible,
                7.750%, 3/15/2017(e)                                    214,875
                                                                  -------------
                Wirelines  -- 0.3%
        3,426   Philippine Long Distance Telephone Co.,
                Sponsored GDR, Zero Coupon, Convertible                 114,901
                                                                  -------------
                Total Preferred Stocks
                (Identified Cost $1,412,789)                          1,685,266
                                                                  -------------
Short-Term Investments  --  30.4%
    9,623,325   State Street Navigator Securities Lending Prime
                Portfolio(g)                                          9,623,325

   Principal
    Amount
-------------------------------------------------------------------------------
$   2,275,025   Tri-Party Repurchase Agreement with Fixed
                Income Clearing Corporation, dated 12/30/2005
                at 2.050% to be repurchased at $2,275,543 on
                1/03/2006, collateralized by $2,310,000 U.S.
                Treasury Note, 2.75% due 6/30/2006 valued at
                $2,324,438(f)                                     $   2,275,025
                                                                  -------------
                Total Short-Term Investments
                (Identified Cost $11,898,350)                        11,898,350
                                                                  -------------
                Total Investments -- 124.3%
                (Identified Cost $46,993,703)(b)                     48,669,539
                Other assets less liabilities - (24.3%)              (9,507,243)
                                                                  -------------
                Total Net Assets -- 100%                          $  39,162,296
                                                                  =============

 (a) Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

      NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

 (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REITs and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes):

      At December 31, 2005, the net unrealized appreciation on investments based on cost of $46,998,522 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost.        $   3,079,769
     Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value.           (1,408,752)
                                                                  -------------
     Net unrealized appreciation                                  $   1,671,017
                                                                  =============

      At September 30, 2005, the Fund had a capital loss carryover of approximately $83,491,091 of which $13,289,736 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on
      September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

 (c)  Non-Income producing security.

 (d) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

 (e) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value of at least equal to the market value of securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $9,427,729 and $9,623,325.

 (f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

 (g)  Represents investments of securities lending collateral.

MTN   Medium Term Note

REIT  Real Estate Investment Trust

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $4,060,649 or 10.4% of net assets.

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

GDR/ADR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

ARS      Argentine Peso
BRL      Brazilian Real
COP      Colombian Peso
GBP      British Pound
MXN      Mexican Peso
THB      Thai Baht

--------------------------------------------------------------------------------
      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount         Description                                          Value(+)
Bond and Notes - 101.2% of Total Net Assets
Non-Convertible Bonds - 97.7%
                  Airlines - 1.9%
                  American Airlines, Inc.,
$       375,509   6.978%, 4/01/2011                               $     387,132
                  American Airlines, Inc., Class B,
      1,000,000   8.608%, 4/01/2011(b)                                  993,611
                  Continental Airlines, Inc.,
      1,673,790   6.703%, 6/15/2021                                   1,631,560
                  Continental Airlines, Inc.,
                  Series 1991-1A,
      1,111,131   6.545%, 2/02/2019                                   1,109,445
                  Continental Airlines, Inc.,
                  Series 1998-1A,
        780,178   6.648%, 9/15/2017                                     762,388
                  Continental Airlines, Inc.,
                  Series 1999-2,
        354,513   7.256%, 3/15/2020                                     360,377
                  Continental Airlines, Inc.,
                  Series 2000-2,
      1,723,916   7.707%, 10/02/2022                                  1,737,728
                  US Airways,
        601,716   6.850%, 1/30/2018                                     596,331
                                                                  -------------
                                                                      7,578,572
                                                                  -------------
                  Asset-Backed Securities - 0.6%
                  Community Program Loan Trust, Series
                  1987-A, Class A4,
        888,213   4.500%, 10/01/2018                                    874,674
                  Community Program Loan Trust, Series
                  1987-A, Class A5,
      1,700,000   4.500%, 4/01/2029                                   1,567,363
                                                                  -------------
                                                                      2,442,037
                                                                  -------------
                  Automotive - 2.1%
                  Cummins Engine Co., Inc.,
        375,000   7.125%, 3/01/2028                                     373,125
                  Delphi Automotive Systems Corp.,
      2,095,000   7.125%, 5/01/2029(b)(f)                             1,063,213
                  Ford Motor Co.,
      2,090,000   6.375%, 2/01/2029                                   1,316,700
                  Ford Motor Credit Co.,
        700,000   7.375%, 10/28/2009                                    620,820
                  General Motors Acceptance Corp.,
      1,500,000   6.875%, 9/15/2011                                   1,367,918
                  General Motors Acceptance Corp.,
      3,050,000   7.500%, 12/01/2006, (NZD)                           2,004,396
                  GMAC Australia,
      1,000,000   6.500%, 8/10/2007, (AUD)                              695,663
                  GMAC International Finance BV,
        950,000   8.000%, 3/14/2007, (NZD)                              609,785
                                                                  -------------
                                                                      8,051,620
                                                                  -------------
                  Banking - 7.4%
                  Barclays Financial LLC,
  2,120,000,000   4.060%, 9/16/2010, (KRW), 144A                      2,007,902
                  Barclays Financial LLC,
    144,000,000   4.100%, 3/22/2010, (THB), 144A                      3,276,636
                  Barclays Financial LLC,
    140,000,000   4.160%, 2/22/2010, (THB), 144A                      3,197,562

  Principal
    Amount        Description                                          Value(+)
                  Banking - continued
                  Barclays Financial LLC,
$ 3,000,000,000   4.460%, 9/23/2010, (KRW), 144A                  $   2,890,340
                  CIT Group, Inc.,
      1,500,000   5.500%, 12/01/2014, (GBP)                           2,658,146
                  Citibank NA,
      9,860,000   15.000%, 7/02/2010, (BRL), 144A                     4,439,214
                  HSBC Bank USA,
      4,500,000   3.310%, 8/25/2010, 144A                             4,457,250
                  J.P. Morgan Chase & Co.,
                  Zero Coupon Bond, 1/01/2025,
     18,000,000   (BRL), 144A                                         4,253,852
                  J.P. Morgan Chase & Co.,
        250,000   4.000%, 2/01/2008                                     245,811
                  J.P. Morgan Chase London,
                  Zero Coupon Bond, 10/21/2010,
 24,124,936,500   (IDR), 144A                                         1,364,679
                  Key Bank NA,
        100,000   6.950%, 2/01/2028                                     115,556
                                                                  -------------
                                                                     28,906,948
                                                                  -------------
                  Beverages - 0.5%
                  Cia Brasileira de Bebidas,
      1,525,000   8.750%, 9/15/2013                                   1,782,344
                                                                  -------------
                  Brokerage - 0.2%
                  Morgan Stanley,
      1,000,000   3.625%, 4/01/2008                                     974,212
                                                                  -------------
                  Building Materials - 0.3%
                  Lennar Corp.,
      1,150,000   5.600%, 5/31/2015                                   1,110,353
                                                                  -------------
                  Consumer Products - 0.4%
                  Bausch & Lomb, Inc.,
      1,400,000   7.125%, 8/01/2028                                   1,514,958
                                                                  -------------
                  Electric - 3.6%
                  Commonwealth Edison Co.,
        895,000   4.700%, 4/15/2015                                     856,228
                  Commonwealth Edison Co.,
      1,700,000   5.875%, 2/01/2033                                   1,704,270
                  Constellation Energy Group, Inc.,
      2,750,000   4.550%, 6/15/2015                                   2,579,525
                  Empresa Nacional de Electricidad SA
                  (Endesa-Chile),
      5,500,000   7.875%, 2/01/2027(b)                                6,080,184
                  Empresa Nacional de Electricidad SA
                  (Endesa-Chile),
      1,000,000   8.350%, 8/01/2013                                   1,138,917
                  MidAmerican Energy Holdings Co.,
      1,500,000   5.875%, 10/01/2012                                  1,548,544
                  Quezon Power Philippines Co.,
         44,250   8.860%, 6/15/2017                                      42,923
                                                                  -------------
                                                                     13,950,591
                                                                  -------------
                  Foreign Agency - 0.1%
                  Alberta Municipal Funding Corp.,
        220,000   5.700%, 9/01/2011, (CAD)
                                                                        203,584
                                                                  -------------

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      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount         Description                                          Value(+)
                  Foreign Local Governments - 10.0%
                  KommuneKredit,
$    19,100,000   5.000%, 6/07/2006, (NOK)                        $   2,854,787
                  Province of Alberta,
         34,839   5.930%, 9/16/2016, (CAD)                               32,569
                  Province of British Columbia,
      4,525,000   5.250%, 12/01/2006, (CAD)                           3,938,145
                  Province of British Columbia,
      5,175,000   6.000%, 6/09/2008, (CAD)                            4,659,214
                  Province of British Columbia,
      3,275,000   6.250%, 12/01/2009, (CAD)                           3,040,345
                  Province of Manitoba,
      3,285,000   4.450%, 12/01/2008, (CAD)                           2,860,150
                  Province of Manitoba,
      6,510,000   5.750%, 6/02/2008, (CAD)                            5,825,987
                  Province of Nova Scotia,
        500,000   6.600%, 6/01/2027, (CAD)                              551,443
                  Province of Ontario,
        700,000   3.500%, 9/08/2006, (CAD)                              601,038
                  Province of Ontario,
      4,490,000   5.900%, 3/08/2006, (CAD)                            3,878,291
                  Province of Saskatchewan,
      7,500,000   4.750%, 12/01/2006, (CAD)                           6,498,409
                  Province of Saskatchewan,
        550,000   5.500%, 6/02/2008, (CAD)                              489,684
                  Province of Saskatchewan,
      4,110,000   6.000%, 6/01/2006, (CAD)                            3,568,588
                                                                  -------------
                                                                     38,798,650
                                                                  -------------
                  Government Agencies - 12.3%
                  Federal Home Loan Mortgage Corp.,
      1,250,000   3.220%, 6/20/2007, (SGD)                              752,455
                  Federal Home Loan Mortgage Corp.,
        234,318   5.000%, 12/01/2031                                    227,345
                  Federal Home Loan Mortgage Corp.,
      9,250,000   5.500%, 9/15/2011(b)                                9,574,287
                  Federal Home Loan Mortgage Corp.,
      7,500,000   5.750%, 1/15/2012(b)                                7,869,090
                  Federal National Mortgage Association,
     16,000,000   2.290%, 2/19/2009, (SGD)                            9,372,113
                  Federal National Mortgage Association,
      1,850,000   5.375%, 11/15/2011(b)                               1,904,310
                  Federal National Mortgage Association,
     17,450,000   5.500%, 3/15/2011(b)                               18,037,140
                  Federal National Mortgage Association,
         54,115   6.000%, 7/01/2029                                      54,802
                                                                  -------------
                                                                     47,791,542
                                                                  -------------

  Principal
   Amount         Description                                          Value(+)
                  Government Owned - No Guarantee - 0.9%
                  SLM Corp.,
$     5,150,000   6.500%, 6/15/2010, (NZD)                        $   3,480,000
                                                                  -------------

                  Healthcare - 3.4%
                  Columbia/HCA Healthcare Corp.,
      2,625,000   7.050%, 12/01/2027                                  2,513,283
                  Columbia/HCA Healthcare Corp.,
        250,000   7.500%, 12/15/2023                                    256,050
                  Columbia/HCA Healthcare Corp.,
        620,000   7.580%, 9/15/2025                                     631,633
                  Columbia/HCA Healthcare Corp.,
      1,000,000   7.750%, 7/15/2036                                   1,048,880
                  HCA, Inc.,
      5,000,000   5.750%, 3/15/2014                                   4,848,510
                  HCA, Inc.,
        800,000   6.250%, 2/15/2013                                     800,569
                  HCA, Inc.,
      3,250,000   6.300%, 10/01/2012                                  3,266,227
                                                                  -------------
                                                                     13,365,152
                                                                  -------------
                  Home Construction - 0.4%
                  Pulte Homes, Inc.,
        250,000   5.250%, 1/15/2014                                     238,640
                  Pulte Homes, Inc.,
        235,000   6.000%, 2/15/2035                                     208,581
                  Toll Brothers Finance Corp.,
      1,015,000   5.150%, 5/15/2015, 144A                               940,764
                                                                  -------------
                                                                      1,387,985
                                                                  -------------
                  Independent/Energy - 0.2%
                  Devon Financing Corp. LLC,
        500,000   7.875%, 9/30/2031                                     635,349
                                                                  -------------
                  Integrated/Energy - 0.1%
                  Cerro Negro Finance Ltd.,
        150,000   7.900%, 12/01/2020, 144A                              141,750
                  Petrozuata Finance, Inc., 144A
        200,000   8.220%, 4/01/2017                                     188,000
                                                                  -------------
                                                                        329,750
                                                                  -------------
                  Life Insurance - 1.8%
                  ASIF Global Financing XXVII,
     11,700,000   2.380%, 2/26/2009, (SGD), 144A                      6,846,018
                                                                  -------------
                  Media Cable - 1.2%
                  Cox Communications, Inc., Class A,
      3,750,000   6.750%, 3/15/2011                                   3,921,405
                  NTL Cable PLC,
        350,000   9.750%, 4/15/2014, (GBP)                              620,241
                                                                  -------------
                                                                      4,541,646
                                                                  -------------
                  Media Non-Cable - 0.9%
                  Clear Channel Communications, Inc.,
      2,500,000   4.250%, 5/15/2009(b)                                2,403,140
                  Clear Channel Communications, Inc.,
      1,000,000   5.750%, 1/15/2013                                     980,437
                                                                  -------------
                                                                      3,383,577
                                                                  -------------

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      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount         Description                                          Value(+)
                  Metals & Mining - 0.4%
                  Teck Cominco Ltd.,
$     1,500,000   7.000%, 9/15/2012                               $   1,624,776
                                                                  -------------
                  Mortgage Related - 0.8%
                  Bank of America Commercial
                  Mortgage, Inc.,
      3,000,000   5.464%, 4/11/2037                                   3,051,320
                                                                  -------------
                  Non-Captive Consumer - 0.3%
                  Capital One Bank,
      1,000,000   6.700%, 5/15/2008                                   1,033,801
                                                                  -------------
                  Non-Captive Diversified - 0.9%
                  General Electric Capital Corp.,
      4,200,000   6.625%, 2/04/2010, (NZD)                            2,849,088
                  General Electric Capital Corp.,
        615,000   6.500%, 9/28/2015, (NZD)                              415,837
                  General Electric Capital Corp.,
                  Series EMTN,
        500,000   1.725%, 6/27/2008, (SGD)                              289,852
                                                                  -------------
                                                                      3,554,777
                                                                  -------------
                  Oil Field Services - 0.4%
                  Ensco International, Inc.,
        250,000   6.750%, 11/15/2007                                    257,856
                  Pecom Energia SA,
        665,000   8.125%, 7/15/2010, 144A                               681,625
                  Transocean Sedco Forex, Inc.,
        600,000   7.375%, 4/15/2018                                     705,369
                                                                  -------------
                                                                      1,644,850
                                                                  -------------
                  Owned - No Guarantee - 1.1%
                  Pemex Project Funding Master Trust,
      3,670,000   9.125%, 12/01/2023, 144A                            4,510,430
                                                                  -------------
                  Paper - 1.1%
                  Georgia-Pacific Corp.,
      2,225,000   7.375%, 12/01/2025                                  2,002,500
                  International Paper Co.,
        750,000   4.000%, 4/01/2010                                     708,194
                  International Paper Co.,
        300,000   5.250%, 4/01/2016                                     285,144
                  Weyerhaeuser Co.,
        145,000   6.750%, 3/15/2012                                     153,901
                  Weyerhaeuser Co.,
      1,000,000   7.125%, 7/15/2023                                   1,057,240
                                                                  -------------
                                                                      4,206,979
                                                                  -------------
                  Pharmaceuticals - 0.1%
                  Schering-Plough Corp.,
        500,000   5.550%, 12/01/2013                                    509,382
                                                                  -------------
                  Pipelines - 0.9%
                  El Paso Corp.,
         70,000   6.375%, 2/01/2009, 144A                                68,600
                  El Paso Corp.,
      2,425,000   6.950%, 6/01/2028, 144A                             2,200,687
                  El Paso Corp.,
        935,000   7.000%, 5/15/2011(b)                                  927,988

  Principal
   Amount         Description                                          Value(+)
                  Pipelines - continued
                  El Paso Corp.,
$       250,000   7.750%, 6/15/2010, 144A                         $     255,000
                                                                  -------------
                                                                      3,452,275
                                                                  -------------
                  Railroads - 1.3%
                  Canadian Pacific Railway Ltd.,
      5,000,000   4.900%, 6/15/2010, (CAD), 144A                      4,378,855
                  Missouri Pacific Railroad Co.,
        195,000   4.750%, 1/01/2020                                     165,736
                  Missouri Pacific Railroad Co.,
        243,000   4.750%, 1/01/2030                                     196,103
                  Missouri Pacific Railroad Co.,
        341,000   5.000%, 1/01/2045                                     261,150
                                                                  -------------
                                                                      5,001,844
                                                                  -------------
                  Real Estate Investment Trusts - 1.8%
                  Colonial Reality LP,
      4,000,000   4.800%, 4/01/2011                                   3,860,916
                  Colonial Reality LP,
        625,000   5.500%, 10/01/2015                                    609,200
                  EOP Operating LP,
      1,000,000   6.750%, 2/15/2012                                   1,061,234
                  IStar Financial, Inc., Series REGS,
        234,000   5.700%, 3/01/2014                                     231,429
                  Spieker Properties, Inc.,
      1,000,000   7.350%, 12/01/2017                                  1,148,135
                                                                  -------------
                                                                      6,910,914
                                                                  -------------
                  Restaurants - 0.2%
                  McDonald's Corp.,
      1,000,000   3.627%, 10/10/2010, (SGD)                             604,255
                                                                  -------------
                  Retailers - 0.0%
                  J.C. Penney Co., Inc.,
         22,000   7.125%, 11/15/2023(b)                                  24,492
                                                                  -------------
                  Sovereigns - 18.9%
                  Canadian Government,
     13,725,000   4.250%, 9/01/2008, (CAD)                           11,913,694
                  Canadian Government,
     16,265,000   4.500%, 9/01/2007, (CAD)                           14,138,916
                  Canadian Government,
      9,600,000   5.500%, 6/01/2010, (CAD)                            8,783,655
                  Canadian Government, Series WH31,
      5,000,000   6.000%, 6/01/2008, (CAD)                            4,510,302
                  Government of Sweden, Series 1045,
     55,815,000   5.250%, 3/15/2011, (SEK)                            7,723,961
                  Government of Sweden, Series 1040,
     14,310,000   6.500%, 5/05/2008, (SEK)                            1,949,309
                  Kingdom of Norway,
     15,000,000   5.500%, 5/15/2009, (NOK)                            2,372,728
                  Kingdom of Norway,
     44,930,000   6.750%, 1/15/2007, (NOK)                            6,919,418
                  Mexican Fixed Rate Bonds,
     23,000,000   8.000%, 12/07/2023, (MXN)                           2,035,335
                  Mexican Fixed Rate Bonds,
     77,000,000   9.000%, 12/20/2012, (MXN)                           7,555,523

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      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount         Description                                          Value(+)
                  Sovereigns - continued
                  PF Export Receivables Master
      2,146,429   Trust, 6.436%, 6/01/2015, 144A                      2,143,124
                  Republic of Brazil,
      1,500,000   8.250%, 1/20/2034(b)                                1,592,250
                  Republic of Brazil,
        325,000   8.875%, 4/15/2024(b)                                  362,375
                  Republic of Brazil,
         10,000   10.125%, 5/15/2027                                     12,575
                  Republic of Brazil,
        250,000   11.000%, 8/17/2040(b)                                 322,250
                  Republic of Peru,
        245,000   5.000%, 3/07/2017(e)                                  228,463
                  Republic of South Africa,
        500,000   5.250%, 5/16/2013, (EUR)                              641,526
                  Republic of South Africa,
        150,000   12.500%, 12/21/2006, (ZAR)                             24,811
                  SP Powerassets Ltd.,
        500,000   3.730%, 10/22/2010, (SGD)                             305,327
                                                                  -------------
                                                                     73,535,542
                                                                  -------------
                  Supranational - 3.8%
                  Inter-American Development Bank,
     22,000,000   Zero Coupon Bond, 5/11/2009, (BRL)                  5,737,330
                  Inter-American Development Bank,
     13,265,000   6.000%, 12/15/2017, (NZD)                           8,847,301
                                                                  -------------
                                                                     14,584,631
                                                                  -------------
                  Technology - 2.7%
                  Arrow Electronics, Inc.,
      2,500,000   6.875%, 7/01/2013                                   2,669,953
                  Avnet, Inc.,
      2,495,000   6.000%, 9/01/2015                                   2,427,129
                  Motorola, Inc.,
         99,000   7.625%, 11/15/2010(b)                                 110,052
                  Motorola, Inc.,
      1,625,000   8.000%, 11/01/2011(b)                               1,863,423
                  Samsung Electronics Co. Ltd.,
      3,115,000   7.700%, 10/01/2027, 144A                            3,404,165
                                                                  -------------
                                                                     10,474,722
                                                                  -------------
                  Textile - 0.0%
                  Kellwood Co.,
         25,000   7.625%, 10/15/2017                                     22,620
                                                                  -------------
                  Tobacco - 0.6%
                  Altria Group, Inc.,
      2,000,000   7.000%, 11/04/2013                                  2,188,486
                                                                  -------------
                   Transportation Services - 0.5%
                  Atlas Air Worldwide Holdings,
        426,431   Inc., 7.200%, 1/02/2019                               422,213
                  Atlas Air, Inc., Series A,
        528,498   7.380%, 1/02/2018                                     520,323

  Principal
   Amount         Description                                          Value(+)
                  Transportation Services - continued
                  ERAC USA Finance Co.,
$     1,000,000   6.800%, 2/15/2008, 144A                         $   1,030,673
                                                                  -------------
                                                                      1,973,209
                                                                  -------------
                  Treasuries - 12.3%
                  U.S. Treasury Notes,
      2,000,000   2.500%, 9/30/2006(b)                                1,971,796
                  U.S. Treasury Notes,
      5,765,000   2.625%, 5/15/2008(b)                                5,538,003
                  U.S. Treasury Notes,
        545,000   2.750%, 6/30/2006(b)                                  540,764
                  U.S. Treasury Notes,
     19,000,000   2.750%, 7/31/2006(b)                               18,821,134
                  U.S. Treasury Notes,
      4,035,000   3.000%, 2/15/2008(b)                                3,921,358
                  U.S. Treasury Notes,
     17,000,000   4.375%, 5/15/2007(b)                               16,986,060
                                                                  -------------
                                                                     47,779,115
                                                                  -------------
                  Wireless - 0.2%
                  America Movil SA de CV,
      1,000,000   4.125%, 3/01/2009                                     972,000
                                                                  -------------
                  Wirelines - 1.1%
                  Philippine Long Distance Telephone Co.,
      1,400,000   8.350%, 3/06/2017                                   1,477,000
                  Qwest Capital Funding, Inc.,
        250,000   6.500%, 11/15/2018                                    227,500
                  Qwest Capital Funding, Inc.,
      1,650,000   6.875%, 7/15/2028                                   1,505,625
                  Telekom Malaysia Berhad,
      1,000,000   7.875%, 8/01/2025, 144A                             1,260,568
                                                                  -------------
                                                                      4,470,693
                                                                  -------------
                  Total Non-Convertible Bonds
                  (Identified Cost $360,130,258)                    379,206,001
                                                                  -------------

  Principal
   Amount
Convertible Bonds - 3.5%
                  Independent/Energy - 0.7%
                  Devon Energy Corp.,
        500,000   4.900%, 8/15/2008                                     575,625
                  Devon Energy Corp.,
      1,750,000   4.950%, 8/15/2008                                   2,014,687
                                                                  -------------
                                                                      2,590,312
                                                                  -------------
                  Pharmaceuticals - 2.8%
                  Bristol-Myers Squibb Co.,
      3,570,000   3.991%, 9/15/2023(b)(e)                             3,516,629

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      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount         Description                                          Value(+)
                  Pharmaceuticals - continued
                  Chiron Corp.,
$     7,685,000   1.625%, 8/01/2033                               $   7,550,512
                                                                  -------------
                                                                     11,067,141
                                                                  -------------
                  Total Convertible Bonds
                  (Identified Cost $12,902,590)                      13,657,453
                                                                  -------------
                  Total Bonds and Notes
                  (Identified Cost $373,032,848)                    392,863,454
                                                                  -------------
-------------------------------------------------------------------------------
Short-Term Investments - 23.1% of Total Net Assets

      1,293,000     Tri-Party Repurchase Agreement with
                    Fixed Income Clearing Corporation,
                    dated 12/30/05 at 2.050% to be
                    repurchased at $1,293,295 on 1/3/06
                    collateralized by $1,095,000 U.S.
                    Treasury Bond, 6.00% due 2/15/26 with
                    a value of $1,324,601(c)                          1,293,000
-------------------------------------------------------------------------------
   Shares
     88,131,482     State Street Navigator Securities
                    Lending Prime Portfolio(d)                       88,131,482
                                                                  -------------
               Total Short-Term Investments
               (Identified Cost $89,424,482)                         89,424,482
                                                                  -------------
               Total Investments - 124.3%
               (Identified Cost $462,457,330)(a)                    482,287,936
               Other assets less liabilities -- (24.3)%             (94,148,735)
                                                                  -------------

               Total Net Assets -- 100%                           $ 388,139,201
                                                                  =============

(+) Debit securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

      At December 31, 2005, the unrealized appreciation on investments based on cost of $465,220,923 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
          in which there is an excess of value over tax cost       $ 25,338,707
      Aggregate gross unrealized depreciation for all investments
          in which there is an excess of tax cost over value         (8,271,694)
                                                                   ------------
      Net unrealized appreciation                                  $ 17,067,013
                                                                   ============

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $86,364,258 and $88,131,482, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investment in securities lending collateral.

(e)   Variable rate. Rate disclosed is rate at December 31, 2005

(f)   Non income producing security due to default or bankruptcy filing.

144A Securities exempt from registration under Rule of the Securities Act of 1933. These securities may be resold in transactions Exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $53,937,694 or 13.90% of net assets.

      Key to Abbreviations:

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
EUR   Euro
GBP   Great British Pound
IDR   Indonesian Rupiah
KRW   South Korean Won
MXN   Mexican Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
SEK   Swedish Krona
SGD   Singapore Dollar
THB   Thailand Baht
ZAR   South African Rand

--------------------------------------------------------------------------------
      Loomis Sayles Limited Term Government and Agency Fund -- PORTFOLIO OF
                                   INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

   Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
Bonds and Notes  -- 99.6% of Total Net Assets
                  Asset-Backed Securities  -- 4.1%

$     1,035,000   Countrywide Asset-Backed Certificates,
                  Series 2004-S1, Class A3,
                  4.615%, 2/25/2035                             $     1,006,978
      1,377,069   Residential Asset Mortgage Products,
                  Inc., Series 2003-RZ5, Class A3,
                  3.800%, 7/25/2030                                   1,371,625
        660,000   Residential Funding Mortgage Securities
                  II, 5.490%, 9/25/2035                                 654,747
      1,240,000   Residential Funding Mortgage Securities
                  II, Series 2004-HI3, Class A3,
                  3.810%, 8/25/2017                                   1,224,486
      1,376,000   Residential Funding Mortgage Securities
                  II, Series 2003-HI4, Class AI4,
                  4.590%, 4/25/2018                                   1,365,567
        670,000   Residential Funding Mortgage Securities
                  II, Series 2004-HI3, Class A4,
                  4.630%, 1/25/2020                                     659,758
                                                                ---------------
                                                                      6,283,161
                                                                ---------------
                  Government Agencies  -- 6.9%
      2,935,000   Federal Farm Credit Bank,
                  2.375%, 10/02/2006                                  2,885,530
      4,200,000   Federal Home Loan Bank,
                  3.625%, 11/14/2008                                  4,081,795
      3,000,000   FNMA,
                  5.500%, 5/02/2006                                   3,008,373
        600,000   FNMA,
                  6.625%, 9/15/2009                                     638,005
                                                                ---------------
                                                                     10,613,703
                                                                ---------------
                  Mortgage Related  -- 57.4%
      6,921,419   FHLMC,
                  4.000%, with various maturities to 2019(d)          6,604,398
        968,854   FHLMC,
                  4.500%, 5/01/2034(d)                                  913,525
     11,974,710   FHLMC,
                  5.000%, with various maturities to 2035(d)         11,762,309
      3,159,513   FHLMC,
                  5.500%, 12/01/2034                                  3,133,604
        295,136   FHLMC,
                  6.000%, 11/01/2019                                    301,180
      3,602,494   FHLMC,
                  6.500%, with various maturities to 2034(d)          3,692,288
      6,654,918   FHLMC,
                  6.500%, with various maturities to 2034(d)          6,821,289
        379,872   FHLMC,
                  7.000%, 2/01/2016                                     394,231
         73,355   FHLMC,
                  7.500%, with various maturities to 2026(d)             77,046

   Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  Mortgage Related - continued
$        60,025   FHLMC,
                  8.000%, with various maturities to 2015(d)    $        62,831
          7,253   FHLMC,
                  10.000%, 7/01/2019                                      8,038
        435,838   FHLMC,
                  11.500%, with various maturities to 2020(d)           475,285
      1,852,273   FNMA,
                  4.000%, 9/01/2018                                   1,772,069
     15,401,776   FNMA,
                  4.000%, with various maturities to 2019(d)         14,729,685
      3,264,886   FNMA,
                  4.500%, with various maturities to 2035(d)          3,120,967
      8,675,763   FNMA,
                  5.000%, with various maturities to 2035(d)          8,406,453
      5,145,872   FNMA,
                  5.500%, with various maturities to 2034(d)          5,121,555
      6,423,640   FNMA,
                  6.000%, with various maturities to 2034(d)          6,544,197
      9,659,413   FNMA,
                  6.500%, with various maturities to 2034(d)          9,912,169
        409,544   FNMA,
                  7.000%, 12/01/2022                                    431,873
        983,239   FNMA,
                  7.500%, with various maturities to 2032(d)          1,031,351
        172,470   FNMA,
                  8.000%, with various maturities to 2016(d)            184,113
        193,793   GNMA,
                  6.000%, 12/15/2031                                    198,625
        783,559   GNMA,
                  6.500%, 5/15/2031                                     819,134
        809,017   GNMA,
                  7.000%, with various maturities to 2029(d)            850,090
         45,745   GNMA,
                  9.000%, with various maturities to 2009(d)             47,757
         14,391   GNMA,
                  9.500%, 8/15/2009                                      15,264
            904   GNMA,
                  10.000%, 9/15/2016                                      1,006
         26,322   GNMA,
                  12.500%, with various maturities to 2015(d)            29,380
        206,286   GNMA,
                  16.000%, with various maturities to 2012(d)           236,673

--------------------------------------------------------------------------------
      Loomis Sayles Limited Term Government and Agency Fund -- PORTFOLIO OF
                             INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

   Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  Mortgage Related  - continued
$        81,299   GNMA,
                  17.000%, with various maturities to 2011(d)   $        94,525
                                                                ---------------
                                                                     87,792,910
                                                                ---------------
                  Treasuries  -- 31.2%
      5,155,000   U.S. Treasury Bond,
                  7.250%, 5/15/2016(e)                                6,329,778
        790,000   U.S. Treasury Note,
                  2.250%, 2/15/2007                                     771,145
      5,330,000   U.S. Treasury Note,
                  2.375%, 8/15/2006(e)                                5,264,414
      1,290,000   U.S. Treasury Note,
                  2.500%, 10/31/2006(e)                               1,270,095
      3,200,000   U.S. Treasury Note,
                  2.750%, 7/31/2006(e)                                3,169,875
      8,095,000   U.S. Treasury Note,
                  3.000%, 12/31/2006(e)                               7,980,844
      1,000,000   U.S. Treasury Note,
                  3.125%, 10/15/2008(e)                                 967,305
     15,960,000   U.S. Treasury Note,
                  3.375%, 2/28/2007(d)(e)                            15,765,480
      1,930,000   U.S. Treasury Note,
                  6.125%, 8/15/2007(e)                                1,981,114
        750,000   U.S. Treasury Note,
                  6.625%, 5/15/2007(e)                                  771,797
      4,000,000   U.S. Treasury STRIPS,
                  Zero Coupon, 11/15/2009                             3,368,216
                                                                ---------------
                                                                     47,640,063
                                                                ---------------
                  Total Bonds and Notes
                  (Identified Cost $153,514,902)                    152,329,837
                                                                ---------------

Short-Term Investments  --  26.9%

    Shares
-------------------------------------------------------------------------------
     40,921,042   State Street Navigator Securities Lending
                  Prime Portfolio(g)                                  40,921,042

   Principal
    Amount
-------------------------------------------------------------------------------
$       182,760   Tri-Party Repurchase Agreement with Fixed
                  Income Clearing Corporation, dated
                  12/30/2005 at 2.050% to be repurchased
                  at $182,801 on 1/03/2006,
                  collateralized by $190,000 U.S.
                  Treasury Note, 4.00% due 4/15/2010
                  valued at $189,050(f)                         $       182,760
                                                                ---------------
                  Total Short-Term Investments
                  (Identified Cost $41,103,802)                      41,103,802
                                                                ---------------
                  Total Investments -- 126.5%
                  (Identified Cost $194,618,704)(b)                 193,433,639
                  Other assets less liabilities - (26.5%)           (40,551,277)
                                                                ---------------
                  Total Net Assets -- 100%                      $   152,882,362
                                                                ===============

(a) Debt securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

--------------------------------------------------------------------------------
      Loomis Sayles Limited Term Government and Agency Fund -- PORTFOLIO OF
                             INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REITs and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes):

      At December 31, 2005, the net unrealized appreciation on investments based on cost of $195,098,974 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for
        all investments in which there is an excess of
        value over tax cost.                                    $       494,182
      Aggregate gross unrealized depreciation for
        all investments in which there is an excess of
        tax cost over value.                                         (2,159,517)
                                                                ----------------
      Net unrealized appreciation                               $    (1,665,335)
                                                                ================

      At September 30, 2005, the Fund had a capital loss carryover of approximately $19,331,809 of which $9,755,614 expires on September 30, 2007, $4,165,768 expires on September 30, 2008, $4,128,091 expires on
      September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011 and $193,904 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Portfolio's investment mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(e) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value of at least equal to the market value of securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $40,093,275 and $40,921,042.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)   Represents investments of securities lending collateral.

FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GNMA     Government National Mortgage Association

--------------------------------------------------------------------------------
         Loomis Sayles Municipal Income Fund -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount       Description                                           Value (a)
-------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.0% of Total Net Assets

                California -- 7.5%
$   1,000,000   California Health Facilities Financing
                Authority, (Cedar-Sinai Medial Center),
                5.000%, 11/15/2027                               $    1,022,610
    1,000,000   California Health Facilities Financing
                Authority, Multiple Obligors,
                4.950%, 7/01/2026                                     1,047,990
    2,000,000   California State,
                5.125%, 6/01/2027                                     2,073,860
    1,000,000   California State Public Works Board,
                (Coalinga State Hospital),
                5.000%, 6/01/2010                                     1,054,860
    2,655,000   California Statewide Communities
                Development Authority,
                5.250%, 7/01/2023                                     2,859,037
                                                                 --------------
                                                                      8,058,357
                                                                 --------------

                Colorado -- 2.3%
    2,500,000   Colorado Health Facilities Authority,
                5.000%, 12/01/2035                                    2,476,750
                                                                 --------------

                District of Columbia -- 3.4%
      500,000   District of Columbia,
                5.500%, 6/01/2014                                       536,100
    3,000,000   Metropolitan Washington D.C. Airports
                Authority,
                5.125%, 10/01/2029, (FGIC insured)                    3,109,260
                                                                 --------------
                                                                      3,645,360
                                                                 --------------

                Florida -- 2.9%
    3,000,000   Highlands County, FL, Health Facilities
                Authority, Multiple Obligors,
                5.375%, 11/15/2035                                    3,123,630
                                                                 --------------

                Guam -- 1.0%
    1,000,000   Guam Government Waterworks Authority,
                5.875%, 7/01/2035                                     1,049,080
                                                                 --------------

                Illinois -- 4.8%
    1,910,000   Illinois Educational Facility Authority
                Revenue,
                5.000%, 7/01/2033                                     1,978,741
    3,000,000   Metropolitan Pier & Exposition
                Authority, IL,
                5.250%, 6/15/2042, (MBIA insured)                     3,164,190
                                                                 --------------
                                                                      5,142,931
                                                                 --------------

                Indiana -- 2.0%
    2,000,000   Indianapolis, IN, Local Public
                Improvement Bond Bank,
                5.250%, 7/01/2033, (MBIA insured)                     2,189,440
                                                                 --------------

                Louisiana -- 4.6%
    4,000,000   Desoto Parish, LA, Environmental
                Improvement,
                5.000%, 11/01/2018                                    3,947,600

  Principal
   Amount       Description                                           Value (a)
-------------------------------------------------------------------------------

                Louisiana - continued
$   1,000,000   Ernest N. Morial, New Orleans, LA,
                Exhibit Hall Authority,
                5.000%, 7/15/2033                                $    1,024,550
                                                                 --------------
                                                                      4,972,150
                                                                 --------------

                Massachusetts -- 2.4%
    1,500,000   Massachusetts State,
                5.000%, 3/01/2019                                     1,599,750
    1,045,000   Massachusetts State Health &
                Educational Facilities Authority,
                (Lahey Clinic Medical Center),
                4.500%, 8/15/2035, (FGIC insured)                       998,853
                                                                 --------------
                                                                      2,598,603
                                                                 --------------

                Michigan -- 6.9%
    2,850,000   Michigan State Hospital Finance
                Authority, Henry Ford Health System,
                5.500%, 3/01/2014                                     3,084,099
    1,100,000   Michigan State Hospital Finance
                Authority, Oakwood Obligated Group,
                5.500%, 11/01/2014                                    1,194,435
    1,000,000   Taylor Brownfield Redevelopment
                Authority, MI,
                5.000%, 5/01/2025, (MBIA insured)                     1,051,670
    2,000,000   University of Michigan,
                5.250%, 12/01/2020                                    2,114,840
                                                                 --------------
                                                                      7,445,044
                                                                 --------------

                Minnesota -- 3.0%
    1,000,000   Chaska Minnesota Electric Revenue,
                5.250%, 10/01/2025                                    1,061,780
    2,000,000   Minnesota State Municipal Power Agency,
                5.250%, 10/01/2024                                    2,116,140
                                                                 --------------
                                                                      3,177,920
                                                                 --------------

                Mississippi -- 5.0%
    2,000,000   Lowndes County, MS, Solid Waste
                Disposal & Pollution Control,
                6.700%, 4/01/2022                                     2,389,760
    2,500,000   Lowndes County, MS, Solid Waste
                Disposal & Pollution Control,
                6.800%, 4/01/2022                                     3,014,875
                                                                 --------------
                                                                      5,404,635
                                                                 --------------

                New Jersey -- 2.9%
    1,000,000   New Jersey Economic Development
                Authority,
                5.500%, 6/15/2024                                     1,045,020
    1,000,000   New Jersey Economic Development
                Authority, Series A,
                5.625%, 6/15/2018                                     1,050,140
    1,000,000   New Jersey Health Care Facilities
                Financing Authority, Catholic Health
                East,
                5.375%, 11/15/2033                                    1,048,100
                                                                 --------------
                                                                      3,143,260
                                                                 --------------

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount       Description                                           Value (a)
-------------------------------------------------------------------------------

                New York -- 18.1%
$   1,020,000   City of New York NY,
                6.000%, 1/15/2020                                $    1,148,551
    3,000,000   New York State Dormitory Authority,
                5.500%, 5/15/2013                                     3,280,290
    2,740,000   New York State Dormitory Authority,
                5.750%, 7/01/2013                                     3,013,397
    1,000,000   New York State Dormitory Authority,
                Rockefeller University,
                5.000%, 7/01/2032                                     1,042,140
    1,000,000   New York State Housing Finance Agency,
                5.250%, 9/15/2019                                     1,077,130
    3,000,000   New York State Municipal Bond Bank
                Agency,
                5.250%, 6/01/2020                                     3,194,670
    1,000,000   New York, NY,
                4.250%, 5/15/2019                                     1,004,150
    1,400,000   New York, NY, City Health & Hospital
                Corp.,
                5.000%, 2/15/2020                                     1,467,438
    1,000,000   New York, NY, City Industrial
                Development Agency,
                5.500%, 1/01/2024                                     1,059,910
    2,000,000   New York, NY, City Municipal Water
                Finance Authority,
                5.000%, 6/15/2025                                     2,110,860
    1,000,000   New York, NY, City Municipal Water
                Finance Authority,
                5.125%, 6/15/2034                                     1,051,730
                                                                 --------------
                                                                     19,450,266
                                                                 --------------

                North Carolina -- 1.3%
    1,300,000   North Carolina Eastern Municipal Power
                Agency,
                5.500%, 1/01/2012                                     1,405,092
                                                                 --------------

                Oregon -- 5.5%
    1,750,000   Multnomah County, OR, Hospital
                Facilities Authority, Providence
                Health System,
                5.250%, 10/01/2012                                    1,900,587
    4,000,000   Western Generation Agency,
                7.400%, 1/01/2016(d)                                  4,036,920
                                                                 --------------
                                                                      5,937,507
                                                                 --------------

                Pennsylvania -- 4.1%
    4,000,000   Pennsylvania State Industrial
                Development Authority,
                5.500%, 7/01/2019, (AMBAC insured)                    4,414,280
                                                                 --------------

                Puerto Rico -- 3.0%
    1,000,000   Puerto Rico Commonwealth
                Infrastructure Financing Authority,
                5.500%, 10/01/2040                                    1,078,790

  Principal
   Amount       Description                                           Value (a)
-------------------------------------------------------------------------------

                Puerto Rico - continued
$   2,000,000   Puerto Rico Public Finance
                Corporation, Commonwealth
                Appropriation, Series A,
                5.750%, 8/01/2027                                $    2,170,140
                                                                 --------------
                                                                      3,248,930
                                                                 --------------

                South Carolina -- 4.9%
    1,100,000   Charleston Educational Excellence
                Finance Corp.,
                5.250%, 12/01/2030                                    1,158,113
    3,000,000   Greenville County, SC, School District,
                5.500%, 12/01/2028                                    3,229,770
      800,000   Newberry Investing in Children's
                Education, (Newberry County School
                District),
                5.250%, 12/01/2022                                      835,136
                                                                 --------------
                                                                      5,223,019
                                                                 --------------

                South Dakota -- 1.2%
    1,250,000   South Dakota Health & Educational
                Facilities Authority, Sioux Valley
                Hospital,
                5.250%, 11/01/2027                                    1,306,450
                                                                 --------------

                Tennessee -- 2.2%
    1,500,000   Tennessee Housing Development Agency,
                Series A,
                5.200%, 7/01/2023                                     1,564,665
      810,000   Tennessee Housing Development Agency,
                Homeownership Program,
                5.150%, 7/01/2022                                       836,381
                                                                 --------------
                                                                      2,401,046
                                                                 --------------

                Texas -- 5.9%
    2,000,000   Dallas-Fort Worth, TX, International
                Airport, International Airport,
                5.500%, 11/01/2033, (MBIA insured)                    2,131,880
    1,000,000   Katy, TX, Independent School District,
                5.125%, 2/15/2020                                     1,060,970
    3,000,000   Lewisville, TX, Independent School
                District,
                5.250%, 8/15/2027                                     3,162,810
                                                                 --------------
                                                                      6,355,660
                                                                 --------------

                Washington -- 2.1%
    2,000,000   Energy Northwest, WA, Electric,
                Project No. 1,
                5.500%, 7/01/2014                                     2,227,840
                                                                 --------------
                Total Tax Exempt Obligations
                (Identified Cost $100,581,229)                      104,397,250
                                                                 --------------

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

  Principal
   Amount
-------------------------------------------------------------------------------
Short-Term Investment -- 2.0%
$   2,150,642   Tri-Party Repurchase Agreement with
                Fixed Income Clearing Corporation,
                dated 12/30/2005 at 2.050% to be
                repurchased at $2,151,132 on
                1/03/2006, collateralized by
                $2,185,000 U.S. Treasury Note, 2.75%
                due 6/30/2006 valued at $2,198,656
                (Identified Cost $2,150,642)(e)                  $    2,150,642
                                                                 --------------
                Total Investments -- 99.0%
                (Identified Cost $102,731,871)(b)                   106,547,892
                Other assets less liabilities - 1.0%                  1,106,779
                                                                 --------------
                Total Net Assets -- 100%                         $  107,654,671
                                                                 ==============

(a) Debt securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REITs and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes):

      At December 31, 2005, the net unrealized appreciation on investments based on cost of $102,388,988 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost.                                           $    4,441,517
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value.                                               (282,613)
                                                                 --------------
      Net unrealized appreciation                                $    4,158,904
                                                                 ==============

      At September 30, 2005, the Fund had a capital loss carryover of approximately $703,737 of which $564,858 expires on September 30, 2007 and $138,879 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) Illiquid security. At December 31, 2005, the value of this security amounted to $4,036,920 or 3.7% of net assets.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- PORTFOLIO OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

AMBAC    American Municipal Bond Assurance Coporation
FGIC     Financial Guarantee Insurance Company
MBIA     Municipal Bond Investors Assurance Corporation

--------------------------------------------------------------------------------
             LOOMIS SAYLES RESEARCH FUND -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

Shares          Description                                            Value(+)
-------------------------------------------------------------------------------
Common Stocks - 99.5% of Total Net Assets

                Aerospace & Defense - 3.3%
        4,900   Northrop Grumman Corp.                           $      294,539
       11,025   United Technologies Corp.                               616,408
                                                                 --------------
                                                                        910,947
                                                                 --------------
                Air Freight & Logistics - 2.0%
        7,225   United Parcel Service, Inc., Class B                    542,959
                                                                 --------------
                Beverages - 4.7%
       17,250   Coca-Cola Co.                                           695,347
       10,100   PepsiCo, Inc.                                           596,708
                                                                 --------------
                                                                      1,292,055
                                                                 --------------
                Biotechnology - 1.1%
        3,275   Genentech, Inc.(b)                                      302,938
                                                                 --------------
                Capital Markets - 12.0%
       18,625   Ameritrade Holding Corp.(b)                             447,000
        5,500   Bear Stearns Cos., Inc.                                 635,415
        6,350   Franklin Resources, Inc.                                596,963
        5,175   Legg Mason, Inc.(c)                                     619,396
        5,050   Lehman Brothers Holdings, Inc.                          647,258
        5,175   Merrill Lynch & Co., Inc.                               350,503
                                                                 --------------
                                                                      3,296,535
                                                                 --------------
                Chemicals - 1.9%
        7,825   Ecolab, Inc.(c)                                         283,813
        4,725   Praxair, Inc.                                           250,236
                                                                 --------------
                                                                        534,049
                                                                 --------------
                Commercial Banks - 2.2%
       13,150   Bank of America Corp.                                   606,872
                                                                 --------------
                Commercial Services & Supplies - 0.8%
        5,225   Monster Worldwide, Inc.(b)                              213,285
                                                                 --------------
                Communications Equipment - 4.7%
       11,800   Juniper Networks, Inc.(b)                               263,140
       12,625   Motorola, Inc.                                          285,199
       11,325   QUALCOMM, Inc.                                          487,881
       22,525   Tellabs, Inc.(b)                                        245,522
                                                                 --------------
                                                                      1,281,742
                                                                 --------------
                Computers & Peripherals - 2.2%
       21,500   Hewlett-Packard Co.                                     615,545
                                                                 --------------
                Containers & Packaging - 1.1%
       22,250   Smurfit-Stone Container Corp.(b)                        315,283
                                                                 --------------
                Diversified Financial Services - 2.0%
          525   Chicago Mercantile Exchange
                Holdings, Inc.                                          192,932
        5,625   Moody's Corp.                                           345,488
                                                                 --------------
                                                                        538,420
                                                                 --------------
                Diversified Telecommunications Services - 2.9%
        9,775   AT&T, Inc.                                              239,390
       11,800   BellSouth Corp.                                         319,780
        7,425   CenturyTel, Inc.                                        246,213
                                                                 --------------
                                                                        805,383
                                                                 --------------
                Electric Utilities - 3.3%
        8,125   Edison International                                    354,331
       10,600   Exelon Corp.                                            563,284
                                                                 --------------
                                                                        917,615
                                                                 --------------
                Energy Equipment & Services - 4.6%
        3,600   BJ Services Co.                                         132,012
        6,025   Halliburton Co.                                         373,309
       11,075   Transocean, Inc.(b)                                     771,817
                                                                 --------------
                                                                      1,277,138
                                                                 --------------

Shares          Description                                            Value(+)
-------------------------------------------------------------------------------
                Food & Staples Retailing - 1.3%
       13,125   CVS Corp.                                        $      346,763
                                                                 --------------
                Healthcare Equipment & Supplies - 2.8%
        6,350   Medtronic, Inc.                                         365,569
        8,375   St. Jude Medical, Inc.(b)                               420,425
                                                                 --------------
                                                                        785,994
                                                                 --------------
                Healthcare Providers & Services - 9.7%
        5,475   Aetna, Inc.                                             516,347
       10,475   Caremark Rx, Inc.(b)                                    542,500
        5,975   Medco Health Solutions, Inc.(b)                         333,405
       10,825   UnitedHealth Group, Inc.                                672,665
        7,450   WellPoint, Inc.(b)                                      594,436
                                                                 --------------
                                                                      2,659,353
                                                                 --------------
                Hotels, Restaurants & Leisure - 2.1%
        7,975   McDonald's Corp.                                        268,917
        4,925   Starwood Hotels & Resorts
                Worldwide, Inc.                                         314,510
                                                                 --------------
                                                                        583,427
                                                                 --------------
                Household Products - 3.5%
       16,515   Procter & Gamble Co.                                    955,910
                                                                 --------------
                Industrial Conglomerates - 3.6%
       22,550   General Electric Co.                                    790,377
        2,700   Textron, Inc.                                           207,846
                                                                 --------------
                                                                        998,223
                                                                 --------------
                Insurance - 4.0%
       10,650   American International Group, Inc.                      726,649
        5,150   Prudential Financial, Inc.                              376,929
                                                                 --------------
                                                                      1,103,578
                                                                 --------------
                Internet Software & Services - 3.6%
          950   Google, Inc., Class A(b)                                394,117
       15,025   Yahoo! Inc.(b)                                          588,679
                                                                 --------------
                                                                        982,796
                                                                 --------------
                Media - 3.7%
       18,550   DIRECTV Group, Inc., (The)(b)                           261,926
        2,800   Getty Images, Inc.(b)(c)                                249,956
        9,875   McGraw-Hill Cos., Inc.                                  509,846
                                                                 --------------
                                                                      1,021,728
                                                                 --------------
                Multiline Retail - 2.5%
        5,850   Federated Department Stores, Inc.                       388,030
        7,825   Nordstrom, Inc.                                         292,655
                                                                 --------------
                                                                        680,685
                                                                 --------------
                Oil, Gas & Consumable Fuels - 4.3%
       11,625   Chevron Corp.                                           659,951
        6,700   ExxonMobil Corp.                                        376,339
        3,825   Southwestern Energy Co.(b)                              137,471
                                                                 --------------
                                                                      1,173,761
                                                                 --------------
                Real Estate - 1.5%
        7,150   CB Richard Ellis Group, Inc.,
                Class A(b)(c)                                           420,778
                                                                 --------------
                Road & Rail - 1.2%
        4,575   Burlington Northern Santa Fe Corp.                      324,002
                                                                 --------------
                Software - 4.6%
        8,075   Intuit, Inc.(b)                                         430,397
       32,025   Microsoft Corp.                                         837,454
                                                                 --------------
                                                                      1,267,851
                                                                 --------------
                Specialty Retail - 1.1%
       12,850   TJX Cos, Inc.                                           298,506
                                                                 --------------

--------------------------------------------------------------------------------
             LOOMIS SAYLES RESEARCH FUND -- PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (Unaudited)

Shares          Description                                            Value(+)
-------------------------------------------------------------------------------
                Textiles Apparel & Luxury Goods - 1.2%
       10,150   Coach, Inc.(b)                                   $      338,401
                                                                 --------------
                Total Common Stocks
                (Identified Cost $23,414,231)                        27,392,522
                                                                 --------------

Principal
Amount
-------------------------------------------------------------------------------
Short-Term Investments - 5.2% of Total Net Assets

$     277,000   Tri-Party Repurchase Agreement with Fixed
                Income Clearing Corporation, dated 12/30/2005
                at 2.05% to be repurchased at $ 277,063 on
                1/03/06 collateralized by $235,000 U.S.
                Treasury Bond, 6.000% due 2/15/2026 with a
                value of 284,275. (d)                                   277,000
                                                                 --------------

Shares
-------------------------------------------------------------------------------
    1,150,239   State Street Navigator Securities
                Lending Prime (e)                                     1,150,239
                                                                 --------------
                Total Short-Term Investments
                (Identified Cost $1,427,239)                          1,427,239
                                                                 --------------
                Total Investments - 104.7%
                (Identified Cost $24,841,470) (a)                    28,819,761
                Other assets less liabilities -- (4.7)%              (1,293,243)
                                                                 --------------
                Total Net Assets -- 100%                         $   27,526,518
                                                                 ==============

+ Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $24,841,740 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for
        all investments in which there is an excess
        of value over tax cost                                   $    4,130,776
      Aggregate gross unrealized depreciation for
        all investments in which there is an excess
        of tax cost over value                                         (152,485)
                                                                 --------------
      Net unrealized appreciation                                $    3,978,291
                                                                 ==============

(b)   Non-income producing security.

(c) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $1,126,225 $1,150,239 respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreement is a tri-party arrangement whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)   Represents investments of securities lending collateral.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Small Cap Growth Fund

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 99.1% OF TOTAL NET ASSETS

Aerospace & Defense - 2.0%
Aviall, Inc.(d)                                          6,825     $    196,560
Essex Corp.(c)(d)                                       10,625          181,156
                                                                   ------------
                                                                        377,716
                                                                   ------------

Biotechnology - 3.4%
Cubist Pharmaceuticals, Inc.(c)(d)                       7,050          149,812
Keryx Biopharmaceuticals, Inc.(d)                        7,375          107,970
Neurocrine Biosciences, Inc.(d)                          1,550           97,232
Nuvelo, Inc.(c)(d)                                      13,075          106,038
United Therapeutics Corp.(d)                             1,400           96,768
Vertex Pharmaceuticals, Inc.(c)(d)                       3,825          105,838
                                                                   ------------
                                                                        663,658
                                                                   ------------

Capital Markets - 2.1%
Affiliated Managers Group, Inc.(c)(d)                    2,750          220,687
GFI Group, Inc.(c)(d)                                    4,025          190,906
                                                                   ------------
                                                                        411,593
                                                                   ------------

Chemicals - 0.8%
Scotts Miracle-Gro Co., Class A(c)                       3,550          160,602
                                                                   ------------

Commercial Banks - 0.9%
Hanmi Financial Corp.(c)                                10,025          179,047
                                                                   ------------

Commercial Services & Supplies - 8.2%
Advisory Board Co.(d)                                    5,725          272,911
American Reprographics Co.(c)(d)                         4,825          122,603
Corporate Executive Board Co.                            2,450          219,765
CRA International, Inc.(c)(d)                            4,950          236,066
Hudson Highland Group, Inc.(c)(d)                        8,025          139,314
LECG Corp.(c)(d)                                         9,000          156,420
Mobile Mini, Inc.(c)(d)                                  3,050          144,570
On Assignment, Inc.(d)                                  13,300          145,103
PeopleSupport, Inc.(d)                                  18,725          158,975
                                                                   ------------
                                                                      1,595,727
                                                                   ------------

Communications Equipment - 2.3%
Foundry Networks, Inc.(d)                               14,000          193,340
Oplink Communications, Inc.(c)(d)                        7,325          106,213
Redback Networks, Inc.(c)(d)                            10,650          149,739
                                                                   ------------
                                                                        449,292
                                                                   ------------

Diversified Consumer Services - 2.7%
Bright Horizons Family Solutions, Inc.(c)(d)             5,875          217,669
Laureate Education, Inc.(d)                              5,625          295,369
                                                                   ------------
                                                                        513,038
                                                                   ------------

Diversified Financial Services - 0.9%
International Securities Exchange, Inc.(c)(d)            6,025          165,808
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)

-------------------------------------------------------------------------------
COMMON STOCKS - continued

Energy Equipment & Services - 7.2%
Allis-Chalmers Energy, Inc.(c)(d)                        9,075     $    112,984
Cal Dive International, Inc.(c)(d)                       4,450          159,710
Carbo Ceramics, Inc.(c)                                  3,200          180,864
Dril-Quip, Inc.(c)(d)                                    3,250          153,400
Oil States International, Inc.(d)                        5,700          180,576
Pioneer Drilling Co.(d)                                 11,575          207,540
Unit Corp.(d)                                            3,850          211,865
Universal Compression Holdings, Inc.(d)                  4,525          186,068
                                                                   ------------
                                                                      1,393,007
                                                                   ------------

Healthcare Equipment & Supplies - 6.9%
American Medical Systems Holdings, Inc.(d)               9,575          170,722
ArthroCare Corp.(c)(d)                                   5,000          210,700
Aspect Medical Systems,Inc.(c)(d)                        3,150          108,203
ev3, Inc.(c)(d)                                         10,950          161,403
HealthExtras, Inc.(c)(d)                                 5,875          147,463
Meridian Bioscience, Inc.(c)                            10,625          213,987
NuVasive, Inc.(c)(d)                                     9,150          165,615
Symmetry Medical, Inc.(c)(d)                             8,250          159,967
                                                                   ------------
                                                                      1,338,060
                                                                   ------------

Healthcare Providers & Services - 8.4%
Chemed Corp.                                             5,775          286,902
Computer Programs & Systems, Inc.(c)                     4,525          187,471
LCA-Vision, Inc.(c)                                      5,525          262,493
Matria Healthcare, Inc.(c)(d)                            5,962          231,087
Psychiatric Solutions, Inc.(c)(d)                        3,025          177,688
Symbion, Inc.(c)(d)                                      7,375          169,625
United Surgical Partners International, Inc.(d)          5,287          169,977
Ventiv Health, Inc.(c)(d)                                5,750          135,815
                                                                   ------------
                                                                      1,621,058
                                                                   ------------

Hotels, Restaurants & Leisure - 2.2%
McCormick & Schmick's Seafood Restaurants,
  Inc.(d)                                                6,575          148,661
Pinnacle Entertainment, Inc.(c)(d)                      11,450          282,929
                                                                   ------------
                                                                        431,590
                                                                   ------------

Household Durables - 0.9%
Lifetime Brands, Inc.(c)                                 8,700          179,829
                                                                   ------------

Insurance - 3.0%
Arch Capital Group Ltd.(d)                               3,675          201,206
Argonaut Group, Inc.(c)(d)                               5,100          167,127
ProAssurance Corp.(d)                                    4,525          220,096
                                                                   ------------
                                                                        588,429
                                                                   ------------

Internet & Catalog Retail - 2.0%
Blue Nile, Inc.(c)(d)                                    4,750          191,472

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Internet & Catalog Retail - continued
Coldwater Creek, Inc.(c)(d)                              6,475     $    197,682
                                                                   ------------
                                                                        389,154
                                                                   ------------

Internet Software & Services - 6.8%
Akamai Technologies, Inc.(c)(d)                         10,950          218,233
aQuantive, Inc.(c)(d)                                    4,275          107,901
Digital Insight Corp.(c)(d)                              4,600          147,292
j2 Global Communications, Inc.(c)(d)                     4,525          193,399
Online Resources Corp.(d)                               18,400          203,320
Websense, Inc.(d)                                        3,450          226,458
WebSideStory, Inc.(c)(d)                                11,525          208,948
                                                                   ------------
                                                                      1,305,551
                                                                   ------------

IT Services - 4.4%
Anteon International Corp.(c)(d)                         3,200          173,920
Gevity HR, Inc.                                          8,500          218,620
Heartland Payment Systems, Inc.(d)                       8,125          175,987
Lightbridge, Inc.(d)                                    12,850          106,527
SRA International, Inc., Class A(d)                      5,750          175,605
                                                                   ------------
                                                                        850,659
                                                                   ------------

Machinery - 3.9%
American Science & Engineering, Inc.(c)(d)               2,250          140,333
Bucyrus International, Inc., Class A(c)                  4,525          238,467
Freightcar America, Inc.                                 3,775          181,502
Joy Global, Inc.                                         4,668          186,720
                                                                   ------------
                                                                        747,022
                                                                   ------------

Media - 0.8%
Morningstar, Inc.(d)                                     4,725          163,674
                                                                   ------------

Oil, Gas & Consumable Fuels - 1.6%
Gasco Energy, Inc.(c)(d)                                14,100           92,073
Range Resources Corp.(c)                                 8,437          222,231
                                                                   ------------
                                                                        314,304
                                                                   ------------

Real Estate - 3.3%
CB Richard Ellis Group, Inc., Class A(d)                 7,275          428,134
Jones Lang LaSalle, Inc.(c)                              3,975          200,141
                                                                   ------------
                                                                        628,275
                                                                   ------------

Semiconductors & Semiconductor Equipment - 8.5%
ADE Corp.(c)(d)                                          8,875          213,532
ATMI, Inc.(c)(d)                                         9,150          255,925
Mattson Technology Inc.(d)                              23,950          240,937
Microsemi Corp.(d)                                       9,700          268,302
Netlogic Microsystems, Inc.(c)(d)                        7,375          200,895
PMC-Sierra, Inc.(d)                                     12,550           96,761

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Semiconductors & Semiconductor
  Equipment-continued
Power Integrations, Inc.(d)                              7,350     $    175,004
Tessera Technologies, Inc.(d)                            7,300          188,705
                                                                   ------------
                                                                      1,640,061
                                                                   ------------

Software - 5.3%
Blackboard, Inc.(d)                                      6,750          195,615
Epicor Software Corp.(c)(d)                             12,700          179,451
Informatica Corp.(d)                                    19,100          229,200
Quest Software, Inc.(c)(d)                              13,575          198,059
Ultimate Software Group, Inc.(c)(d)                     11,450          218,352
                                                                   ------------
                                                                      1,020,677
                                                                   ------------

Specialty Retail - 4.0%
Children's Place Retail Stores, Inc.
  (The)(c)(d)                                            4,950          244,629
Guess?, Inc.(c)(d)                                       5,650          201,140
Guitar Center, Inc.(c)(d)                                3,200          160,032
Zumiez, Inc.(c)(d)                                       3,975          171,799
                                                                   ------------
                                                                        777,600
                                                                   ------------

Textiles Apparel & Luxury Goods - 2.8%
Carter's, Inc.(d)                                        5,150          303,078
Phillips-Van Heusen Corp.                                7,175          232,470
                                                                   ------------
                                                                        535,548
                                                                   ------------

Thrifts & Mortgage Finance - 1.9%
FirstFed Financial Corp.(c)(d)                           4,000          218,080
PFF Bancorp, Inc.(c)                                     5,075          154,889
                                                                   ------------
                                                                        372,969
                                                                   ------------

Trading Companies & Distributors - 1.0%
NuCo2, Inc.(d)                                           6,600          184,008
                                                                   ------------

Wireless Telecommunication Services - 0.9%
SBA Communications Corp.(c)(d)                           9,875          176,763
                                                                   ------------

TOTAL COMMON STOCKS
  (Identified Cost $16,053,087)                                      19,174,719
                                                                   ------------

                                              Principal Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 27.3%

Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/30/05
at 2.050% to be repurchased at $337,077 on
1/3/06 collateralized by $285,000 U.S.
Treasury Bond, 6.000% due 2/15/26 with a
value of $344,759(b)                                $  337,000          337,000

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                        Shares         Value(+)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - continued

State Street Navigator Securities Lending Prime
  Portfolio(e)                                       4,955,187     $  4,955,187
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $5,292,187)                                        5,292,187
                                                                   ------------

TOTAL INVESTMENTS - 126.4%
  (Identified Cost $21,345,274)(a)                                   24,466,906
  Other assets less liabilities--(26.4)%                             (5,116,808)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $ 19,350,098
                                                                   ============

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $21,345,274 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost          $ 3,381,351

      Aggregate gross unrealized depreciation for all investments      (259,719
        in which there is an excess of tax cost over value          -----------
      Net unrealized appreciation                                   $ 3,121,632
                                                                    ===========

      At September 30, 2005, the Fund had a capital loss carryover of approximately $204,664,358 of which $145,381,318 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segreated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited) at December 31, 2005 were $4,836,063 and $4,955,187, respectively.

(d)   Non-income producing security.

(e)   Represents investment of securities lending collateral.

--------------------------------------------------------------------------------
         Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
Bonds and Notes -- 86.2% of Total Net Assets
Convertible Bonds -- 6.4%
                  Canada  -- 0.5%
$      6,525,000  Nortel Networks Corp., Guaranteed Senior
                  Note,
                  4.250%, 9/01/2008                             $     6,117,188
       5,300,000  Province of Saskatchewan,
                  6.000%, 6/01/2006, (CAD)                            4,599,257
                                                                ---------------
                                                                     10,716,445
                                                                ---------------
                  Ireland -- 0.2%
       2,045,000  Elan Capital Corp., Ltd.,
                  6.500%, 11/10/2008                                  3,908,200
                                                                ---------------
                  United Kingdom -- 0.2%
       3,270,000  Colt Telecom Group PLC,
                  2.000%, 4/03/2007, (EUR)                            4,806,093
                                                                ---------------
                  United States -- 5.5%
       5,469,000  Amkor Technology, Inc.,
                  5.000%, 3/15/2007(c)                                5,161,369
       3,035,000  AMR Corp., Senior Note,
                  4.500%, 2/15/2024                                   3,569,919
      19,745,000  Bristol-Myers Squibb Co.,
                  3.991%, 9/15/2023(c)(m)                            19,449,812
         200,000  Builders Transport, Inc., Subordinated
                  Note,
                  6.500%, 5/01/2011(e)(f)(g)(h)                              20
       1,000,000  Builders Transport, Inc., Subordinated
                  Note,
                  8.000%, 8/15/2005(e)(f)(g)(h)                             100
       7,270,000  Chiron Corp.,
                  1.625%, 8/01/2033                                   7,142,775
       3,120,000  Continental Airlines, Inc.,
                  5.000%, 6/15/2023(c)                                3,966,300
         176,000  Dixie Group, Inc., Subordinated Note,
                  7.000%, 5/15/2012                                     168,960
       9,428,000  Enzon, Inc.,
                  4.500%, 7/01/2008                                   8,461,630
       5,111,000  Epix Pharmaceuticals, Inc., Senior Note,
                  3.000%, 6/15/2024                                   3,066,600
       1,530,000  Incyte Corp.,
                  3.500%, 2/15/2011                                   1,172,363
       4,865,000  Inhale Therapeutic Systems, Inc.,
                  Subordinated Note,
                  3.500%, 10/17/2007                                  4,767,700
       1,380,000  Invitrogen Corp.,
                  1.500%, 2/15/2024(c)                                1,166,100
         500,000  IVAX Corp., Senior Note,
                  1.500%, 3/01/2024                                     648,125
       2,360,000  IVAX Corp., Senior Subordinated Note,
                  4.500%, 5/15/2008(c)                                2,377,700
       5,810,000  Kulicke & Soffa Industries, Inc.,
                  Subordinated Note,
                  0.500%, 11/30/2008(c)                               4,524,537
         860,000  Kulicke & Soffa Industries, Inc.,
                  Subordinated Note,
                  1.000%, 6/30/2010                                     722,400
       7,330,000  Level 3 Communications, Inc.,
                  6.000%, 9/15/2009(c)                                4,837,800
         600,000  Level 3 Communications, Inc.,
                  6.000%, 3/15/2010(c)                                  384,750

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$      2,335,000  Liberty Media Corp.,
                  3.500%, 1/15/2031                             $     2,387,538
       3,172,000  Maxtor Corp., Subordinated Note,
                  5.750%, 3/01/2012(h)                                2,918,240
         625,000  Nextel Communications, Inc., Senior Note,
                  5.250%, 1/15/2010(c)                                  624,219
         500,000  Preston Corp., Subordinated Note,
                  7.000%, 5/01/2011                                     465,000
      13,410,000  Regeneron Pharmaceuticals, Inc.,
                  Subordinated Note,
                  5.500%, 10/17/2008                                 12,773,025
         311,000  Richardson Electronics, Ltd., 144A,
                  7.750%, 12/15/2011                                    283,010
       1,950,000  SCI Systems, Inc., Subordinated Note,
                  3.000%, 3/15/2007                                   1,867,125
      15,250,000  Valeant Pharmaceuticals International,
                  Subordinated Note,
                  3.000%, 8/16/2010(c)                               13,057,812
      15,655,000  Valeant Pharmaceuticals International,
                  Subordinated Note,
                  4.000%, 11/15/2013                                 13,345,887
       5,225,000  Vertex Pharmaceuticals, Inc., 144A,
                  5.750%, 2/15/2011                                   9,966,687
                                                                ---------------
                                                                    129,277,503
                                                                ---------------
                  Total Convertible Bonds
                  (Identified Cost $138,300,800)                    148,708,241
                                                                ---------------
Non-Convertible Bonds -- 79.8%
                  Argentina -- 1.1%
       2,405,000  Pecom Energia SA, 144A,
                  8.125%, 7/15/2010                                   2,465,125
       3,603,541  Republic of Argentina,
                  1.000%, 12/15/2035                                    187,384
      40,415,000  Republic of Argentina,
                  2.000%, 9/30/2014, (ARS)(m)                        13,331,684
      11,875,000  Republic of Argentina,
                  4.005%, 8/03/2012(m)                                9,298,125
       1,294,608  Republic of Argentina,
                  8.280%, 12/31/2033(n)                               1,077,761
                                                                ---------------
                                                                     26,360,079
                                                                ---------------
                  Australia -- 0.0%
       1,000,000  General Motors Acceptance Corp. of
                  Australia, Ltd.,
                  6.500%, 8/10/2007, (AUD)                              696,422
                                                                ---------------
                  Brazil -- 2.4%
      92,000,000  JPMorgan Chase Bank NA,
                  Zero Coupon, 5/10/2010, (BRL)                      21,744,700
      11,797,000  Republic of Brazil,
                  8.250%, 1/20/2034(c)                               12,522,515
       6,000,000  Republic of Brazil,
                  8.875%, 4/15/2024                                   6,690,000
       5,026,000  Republic of Brazil,
                  10.125%, 5/15/2027                                  6,320,195
      19,735,000  Republic of Brazil,
                  12.500%, 1/05/2016, (BRL)                           8,483,180
                                                                ---------------
                                                                     55,760,590
                                                                ---------------

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  Canada -- 16.9%
$      6,105,000  Abitibi-Consolidated, Inc.,
                  7.500%, 4/01/2028(c)                          $     4,975,575
       1,695,000  Bombardier Inc.,
                  7.350%, 12/22/2026                                  1,231,735
       6,450,000  Bombardier Inc., 144A,
                  7.450%, 5/01/2034                                   5,450,250
      20,355,000  Calpine Canada Energy Finance ULC,
                  8.500%, 5/01/2008(c)(g)                             7,582,237
       2,800,000  Calpine Canada Energy Finance ULC,
                  8.750%, 10/15/2007, (CAD)(g)                          770,355
      70,000,000  Canadian Government,
                  2.750%, 12/01/2007, (CAD)                          58,970,682
      70,540,000  Canadian Government,
                  4.250%, 9/01/2008, (CAD)                           61,196,528
     111,010,000  Canadian Government,
                  4.500%, 9/01/2007, (CAD)                           96,445,366
      24,200,000  Canadian Government,
                  6.000%, 6/01/2008                                  21,817,660
       3,100,000  General Electric Capital Corp.,
                  6.125%, 5/17/2012, (GBP)                            5,745,964
         335,000  General Motors Acceptance
                  Corp. of Canada, Ltd., Series E (MTN),
                  6.625%, 12/17/2010, (GBP)                             517,543
         945,000  GMAC Canada, Ltd.,
                  7.750%, 9/26/2008, (NZD)                              583,836
       4,375,000  Nortel Networks Corp.,
                  6.875%, 9/01/2023                                   3,915,625
       9,185,000  North American Energy Partners, Inc.,
                  Senior Note,
                  8.750%, 12/01/2011                                  8,656,862
       3,425,000  Northern Telecom Capital Corp.,
                  7.875%, 6/15/2026                                   3,313,687
       5,990,000  Province of British Columbia,
                  5.250%, 12/01/2006, (CAD)                           5,210,234
      29,235,000  Province of British Columbia,
                  6.000%, 6/09/2008, (CAD)                           26,306,473
      13,000,000  Province of Manitoba,
                  4.450%, 12/01/2008                                 11,312,381
       6,685,000  Province of Manitoba,
                  5.750%, 6/02/2008, (CAD)                            5,979,256
       1,525,000  Province of Ontario,
                  3.500%, 9/08/2006, (CAD)                            1,308,673
      33,780,000  Province of Ontario,
                  5.700%, 12/01/2008, (CAD)                          30,360,468
       6,240,000  Province of Ontario,
                  5.900%, 3/08/2006, (CAD)                            5,386,862
      18,470,000  Province of Saskatchewan,
                  5.500%, 6/02/2008, (CAD)                           16,435,299
       8,500,000  Rogers Wireless
                  Communications, Inc., Senior Note,
                  7.625%, 12/15/2011, (CAD)                           7,856,160
       2,525,000  Rogers Wireless Communications, Inc.,
                  Senior Secured Note,
                  6.375%, 3/01/2014(c)                                2,531,312
                                                                ---------------
                                                                    393,861,023
                                                                ---------------
                  Cayman Islands -- 0.3%
       1,000,000  Enersis SA, Cayman Island,
                  7.400%, 12/01/2016                                  1,086,897

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  Cayman Islands - continued
$      3,905,000  Vale Overseas, Ltd.,
                  8.250%, 1/17/2034(c)                          $     4,495,631
                                                                ---------------
                                                                      5,582,528
                                                                ---------------
                  Chile -- 0.5%
       4,875,000  Empresa Nacional de Electricidad SA, Chile,
                  7.875%, 2/01/2027                                   5,389,254
         250,000  Empresa Nacional de Electricidad SA, Chile,
                  8.350%, 8/01/2013                                     284,729
       1,700,000  Empresa Nacional de Electricidad SA, Chile,
                  8.625%, 8/01/2015(c)                                1,990,661
       4,525,000  Enersis SA, Chile,
                  7.375%, 1/15/2014(c)                                4,867,208
                                                                ---------------
                                                                     12,531,852
                                                                ---------------
                  Ireland -- 0.9%
      23,090,000  Elan Finance Corp., Senior Note,
                  7.750%, 11/15/2011(c)                              21,589,150
                                                                ---------------
                  Mexico -- 3.3%
     327,900,000  United Mexican States,
                  8.000%, 12/07/2023, (MXN)                          29,059,845
     473,800,000  United Mexican States,
                  9.000%, 12/20/2012, (MXN)                          46,559,968
                                                                ---------------
                                                                     75,619,813
                                                                ---------------
                  Netherlands -- 0.0%
       1,330,000  GMAC International Finance BV,
                  8.000%, 3/14/2007, (NZD)                              853,011
                                                                ---------------
                  Norway -- 0.2%
      10,000,000  Kingdom of Norway,
                  5.500%, 5/15/2009, (NOK)                            1,581,023
      22,740,000  Kingdom of Norway,
                  6.750%, 1/15/2007, (NOK)                            3,500,297
                                                                ---------------
                                                                      5,081,320
                                                                ---------------
                  Philippines -- 0.3%
       3,700,000  Philippine Long Distance Telephone Co.
                  (MTN),
                  8.350%, 3/06/2017                                   3,903,500
       1,836,375  Quezon Power (Philippines) Ltd, Senior
                  Secured Note,
                  8.860%, 6/15/2017                                   1,781,284
                                                                ---------------
                                                                      5,684,784
                                                                ---------------
                  Republic of Korea -- 0.5%
       5,470,000  Hanarotelecom, Inc., 144A,
                  7.000%, 2/01/2012                                   5,388,656
       5,000,000  Hynix Semiconductor Inc., 144A,
                  9.875%, 7/01/2012                                   5,425,000
         300,000  Samsung Electronics Co., Ltd., 144A,
                  7.700%, 10/01/2027                                    327,849
                                                                ---------------
                                                                     11,141,505
                                                                ---------------
                  Singapore -- 0.0%
       1,050,000  SP PowerAssets, Ltd., Series E (MTN),
                  3.730%, 10/22/2010, (SGD)                             641,033
                                                                ---------------

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  South Africa  -- 0.1%
$     11,405,000  Republic of South Africa,
                  12.500%, 12/21/2006, (ZAR)                    $     1,883,081
                                                                ---------------
                  Supranational  -- 1.8%
      15,543,570  European Investment Bank, 144A, Zero Coupon,
                  9/12/2008, (BRL)                                    4,548,948
      24,450,000  Inter-American Development Bank,
                  6.000%, 12/15/2017, (NZD)                          16,294,172
      80,000,000  Inter-American Development Bank,
                  Series E (MTN),
                  Zero Coupon, 5/11/2009, (BRL)                      20,865,697
                                                                ---------------
                                                                     41,708,817
                                                                ---------------

                  Sweden  -- 1.2%
     207,265,000  Kingdom of Sweden,
                  6.500%, 5/05/2008, (SEK)                           28,208,257
                                                                ---------------
                  United Kingdom  -- 0.5%
  72,717,436,000  JP Morgan Chase Bank, 144A,Zero Coupon,
                  10/21/2010, (IDR)                                   4,113,418
       4,570,000  NTL Cable PLC,
                  9.750%, 4/15/2014, (GBP)                            8,090,803
                                                                ---------------
                                                                     12,204,221
                                                                ---------------
                  United States  -- 48.4%
       5,565,000  AES Corp. (The),
                  8.375%, 3/01/2011, (GBP)                            9,756,714
       4,020,000  AES Corp. (The), Senior Note,
                  7.750%, 3/01/2014(c)                                4,215,975
       1,975,000  AES Corp. (The), Senior Subordinated Note,
                  8.875%, 11/01/2027                                  2,145,344
      10,020,000  AK Steel Corp., Guaranteed Senior Note,
                  7.750%, 6/15/2012(c)                                9,043,050
       1,510,000  Albertson's, Inc.,
                  8.700%, 5/01/2030                                   1,502,125
      19,045,000  Albertson's, Inc., Senior Note,
                  7.450%, 8/01/2029                                  17,656,315
       4,135,000  Albertson's, Inc., Senior Note,
                  8.000%, 5/01/2031                                   4,068,207
       3,640,000  Albertson's, Inc., Series C (MTN),
                  6.625%, 6/01/2028                                   3,105,229
       1,750,000  Altria Group, Inc.,
                  7.000%, 11/04/2013                                  1,914,925
         825,000  American Airlines Inc., Series 1999-1,
                  Class B,
                  7.324%, 10/15/2009                                    754,843
         750,000  American Airlines, Inc., Series 1999-1,
                  Class A2,
                  7.024%, 10/15/2009                                    768,967
         700,000  American Airlines, Inc., Series 2001-2,
                  Class B,
                  8.608%, 4/01/2011(c)                                  695,528
       1,442,789  American Airlines, Inc., Series 93A6,
                  8.040%, 9/16/2011                                   1,283,995
       9,853,000  American President Cos., Ltd.,
                  Senior Note,
                  8.000%, 1/15/2024                                   9,963,846
       6,450,000  Amkor Technology, Inc., Senior Note,
                  7.125%, 3/15/2011                                   5,676,000

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$        475,000  Amkor Technology, Inc., Senior Note,
                  7.750%, 5/15/2013                             $       413,250
       1,525,000  Amkor Technology, Inc., Senior Subordinated
                  Note,
                  10.500%, 5/01/2009(c)                               1,403,000
       8,000,000  ASIF Global Financing, 144A,
                  2.380%, 2/26/2009, (SGD)                            4,679,912
      10,155,000  Astoria Depositor Corp., Note 144A,
                  8.144%, 5/01/2021                                  10,535,102
       5,323,737  Atlas Air Inc., Series 2000-1, Class B,
                  9.057%, 1/02/2014                                   4,731,524
       7,346,128  Atlas Air, Inc., Series 1998-1, Class 1A,
                  7.380%, 1/02/2018                                   7,232,484
      16,288,877  Atlas Air, Inc., Series 1998-1, Class 1B,
                  7.680%, 1/02/2014(g)                               13,588,181
       3,507,858  Atlas Air, Inc., Series 1999-1, Class A1,
                  7.200%, 1/02/2019                                   3,473,154
         421,959  Atlas Air, Inc., Series 1999-1, Class A2,
                  6.880%, 7/02/2009                                     409,996
      12,740,207  Atlas Air, Inc., Series 1999-1, Class B,
                  7.630%, 1/02/2015(g)                               10,500,248
         753,472  Atlas Air, Inc., Series 2000-1, Class A,
                  8.707%, 1/02/2019                                     768,210
       4,545,000  Avnet, Inc.,
                  6.000%, 9/01/2015                                   4,421,362
  17,310,000,000  Barclays Financial LLC, 144A,
                  4.060%, 9/16/2010, (KRW)                           16,449,225
     529,000,000  Barclays Financial LLC, 144A,
                  4.100%, 3/22/2010, (THB)                           12,037,087
  1,006,000,000   Barclays Financial LLC, 144A,
                  4.160%, 2/22/2010, (THB)                           22,976,770
  21,340,000,000  Barclays Financial LLC, 144A,
                  4.460%, 9/23/2010, (KRW)                           20,628,314
     966,000,000  Barclays Financial LLC, 144A,
                  5.500%, 11/01/2010, (THB)                          23,094,523
         800,000  Bausch & Lomb, Inc.,
                  7.125%, 8/01/2028                                     865,690
      16,761,000  Borden, Inc.,
                  7.875%, 2/15/2023(c)                               13,408,800
       3,244,000  Borden, Inc.,
                  8.375%, 4/15/2016                                   2,927,710
       6,532,000  Borden, Inc.,
                  9.200%, 3/15/2021                                   5,829,810
         500,000  Bowater, Inc.,
                  6.500%, 6/15/2013(c)                                  447,500
       8,470,000  Calpine Corp., Senior Note,
                  7.750%, 4/15/2009(c)(g)                             3,642,100
         900,000  Calpine Corp., Senior Note,
                  7.875%, 4/01/2008(c)(g)                               387,000
       7,410,000  Calpine Corp., Senior Note,
                  8.500%, 2/15/2011(c)(g)                             2,260,050
       3,560,000  Calpine Corp., Senior Note,
                  8.625%, 8/15/2010(c)(g)                             1,085,800
         355,000  Chesapeake Energy Corp.,
                  6.500%, 8/15/2017(c)                                  356,775
         425,000  Cincinnati Bell, Inc.,
                  8.375%, 1/15/2014(c)                                  418,094

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$      2,500,000  CIT Group, Inc., Series E,
                  Senior Note (MTN),
                  5.500%, 12/01/2014, (GBP)                     $     4,425,994
      18,650,000  Citibank NA, 144A,
                  15.000%, 7/02/2010, (BRL)                           8,397,765
       5,590,000  Columbia / HCA, Inc.,
                  7.050%, 12/01/2027                                  5,352,095
         500,000  Columbia/HCA, Inc.,
                  7.500%, 12/15/2023                                    512,101
         500,000  Columbia/HCA, Inc. (MTN),
                  7.580%, 9/15/2025                                     509,382
       1,204,453  Continental Airlines, Inc.,
                  Series 1997-4, Class 4A,
                  6.900%, 1/02/2018                                   1,199,624
       4,111,029  Continental Airlines, Inc.,
                  Series 1997-4, Class 4B,
                  6.900%, 1/02/2017                                   3,566,809
       1,544,726  Continental Airlines, Inc.,
                  Series 1998-1, Class 1B,
                  6.748%, 3/15/2017                                   1,353,613
       1,646,119  Continental Airlines, Inc.,
                  Series 1999-1, Class A,
                  6.545%, 2/02/2019                                   1,643,622
       7,670,702  Continental Airlines, Inc.,
                  Series 1999-1, Class B,
                  6.795%, 8/02/2018                                   6,665,700
       3,471,945  Continental Airlines, Inc.,
                  Series 1999-1, Class C,
                  6.954%, 8/02/2009                                   3,109,274
       3,745,360  Continental Airlines, Inc.,
                  Series 1999-2, Class B,
                  7.566%, 3/15/2020                                   3,339,213
         513,296  Continental Airlines, Inc.,
                  Series 2001-1, Class A1,
                  6.703%, 6/15/2021                                     500,345
       2,177,655  Continental Airlines, Inc.,
                  Series 2001-1, Class B,
                  7.373%, 12/15/2015                                  1,896,038
       8,042,067  Continental Airlines, Inc.,
                  Series 2002-2, Class B,
                  8.307%, 4/02/2018                                   7,089,810
       6,225,000  Corning, Inc.,
                  5.900%, 3/15/2014(c)                                6,284,723
       6,220,000  Corning, Inc.,
                  6.200%, 3/15/2016                                   6,360,771
         650,000  Corning, Inc.,
                  6.750%, 9/15/2013                                     690,663
       1,000,000  Corning, Inc.,
                  6.850%, 3/01/2029                                   1,053,846
         400,000  CSC Holdings, Inc., Senior Note,
                  7.875%, 2/15/2018                                     386,000
         250,000  CSC Holdings, Inc., Series B, Senior Note,
                  8.125%, 7/15/2009                                     252,500
         250,000  CSC Holdings, Inc., Series B,
                  Senior Note,
                  8.125%, 8/15/2009                                     252,500
       2,145,000  Cummins, Inc.,
                  7.125%, 3/01/2028                                   2,134,275

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$        200,000  Delphi Automotive Systems Corp.,
                  6.550%, 6/15/2006 (c)(g)(l)                   $       101,000
       7,364,000  Delphi Automotive Systems
                  Corp.,
                  7.125%, 5/01/2029(c)(g)(l)                          3,737,230
       7,285,000  Dillard's, Inc.,
                  6.625%, 1/15/2018(c)                                6,729,519
       1,350,000  Dillard's, Inc.,
                  7.000%, 12/01/2028                                  1,252,125
       1,600,000  Dillard's, Inc.,
                  7.130%, 8/01/2018(c)                                1,536,000
       1,500,000  Dillard's, Inc.,
                  7.750%, 7/15/2026                                   1,455,000
         425,000  Dillard's, Inc.,
                  7.875%, 1/01/2023                                     416,500
         900,000  Dynegy Holdings, Inc.,
                  7.125%, 5/15/2018(c)                                  801,000
       3,705,000  Edison Mission Energy Corp.,
                  Senior Note,
                  7.730%, 6/15/2009                                   3,825,413
         260,000  El Paso CGP, Co., 144A,
                  6.375%, 2/01/2009(c)                                  254,800
      14,350,000  El Paso CGP, Co., 144A,
                  6.950%, 6/01/2028                                  13,022,625
       1,965,000  El Paso Corp.,
                  7.000%, 5/15/2011(c)                                1,950,263
         925,000  El Paso Corp., 144A,
                  7.750%, 6/15/2010(c)                                  943,500
         750,000  El Paso Corp., Senior Note (MTN),
                  7.800%, 8/01/2031(c)                                  748,125
       1,600,000  El Paso Energy Corp.,
                  6.750%, 5/15/2009(c)                                1,588,000
       1,000,000  El Paso Energy Corp. (MTN),
                  7.750%, 1/15/2032(c)(m)                             1,002,500
       4,000,000  FHLMC,
                  3.220%, 6/20/2007, (SGD)                            2,407,276
      29,200,000  FNMA,
                  2.290%, 2/19/2009, (SGD)                           17,099,993
       6,500,000  FNMA,
                  2.375%, 2/15/2007(c)                                6,330,779
      13,726,000  Ford Motor Co.,
                  6.375%, 2/01/2029                                   8,716,010
       7,129,000  Ford Motor Co.,
                  6.625%, 10/01/2028                                  4,598,205
       2,665,000  Ford Motor Credit Co.,
                  5.700%, 1/15/2010(c)                                2,265,418
      10,685,000  Ford Motor Credit Co.,
                  7.000%, 10/01/2013(c)                               9,129,873
       7,520,000  Ford Motor Credit Co.,
                  7.250%, 10/25/2011                                  6,496,197
       2,110,000  Friendly Ice Cream Corp.,
                  Guaranteed Senior Note,
                  8.375%, 6/15/2012(c)                                1,877,900
      76,855,000  General Electric Capital Corp.,
                  6.500%, 9/28/2015, (NZD)                           51,924,271
      30,350,000  General Electric Capital Corp.,
                  6.625%, 2/04/2010, (NZD)                           20,571,464
         500,000  General Electric Capital
                  Corp., Series E (MTN),
                  1.725%, 6/27/2008, (SGD)                              289,782
       6,625,000  General Motors Acceptance
                  Corp.,
                  5.100%, 7/16/2007(m)                                6,209,805

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$      8,000,000  General Motors Acceptance Corp.,
                  5.220%, 3/20/2007(m)                          $     7,556,432
         820,000  General Motors Acceptance Corp.,
                  8.000%, 11/01/2031                                    785,462
       4,650,000  General Motors Acceptance Corp. (MTN),
                  6.750%, 12/01/2014(c)                               4,183,238
       5,321,000  General Motors Acceptance
                  Corp., Series E (MTN),
                  7.500%, 12/01/2006, (NZD)                           3,494,032
       5,695,000  Georgia-Pacific Corp.,
                  7.250%, 6/01/2028(c)                                5,047,194
       4,295,000  Georgia-Pacific Corp.,
                  7.375%, 12/01/2025                                  3,865,500
      28,385,000  Georgia-Pacific Corp.,
                  7.750%, 11/15/2029(c)                              25,901,312
       1,385,000  Goodyear Tire & Rubber Co.,
                  7.000%, 3/15/2028                                   1,156,475
       1,845,000  Goodyear Tire & Rubber Co., 144A,
                  9.000%, 7/01/2015                                   1,817,325
       2,590,000  Great Lakes Dredge & Dock
                  Corp., Senior Subordinated Note,
                  7.750%, 12/15/2013(c)                               2,334,238
         840,000  Hawaiian Telcom
                  Communications, Inc., Senior
                  Subordinated Note, 144A,
                  12.500%, 5/01/2015(c)                                 785,400
       1,000,000  HCA, Inc., Senior Note,
                  5.750%, 3/15/2014                                     969,702
         270,000  Hercules, Inc., Subordinated Note,
                  6.500%, 6/30/2029                                     200,475
      16,050,000  HSBC Bank USA, 144A,
                  3.310%, 8/25/2010                                  15,897,525
       2,515,000  IMC Global, Inc.,
                  7.300%, 1/15/2028                                   2,502,425
       1,880,000  IMC Global, Inc.,
                  7.375%, 8/01/2018                                   1,898,800
         640,000  JC Penney Co., Inc.,
                  7.125%, 11/15/2023(c)                                 712,490
       1,500,000  K Hovnanian Enterprises, Inc.,
                  6.375%, 12/15/2014(c)                               1,418,771
         500,000  K Hovnanian Enterprises, Inc.,
                  Senior Note, 144A,
                  6.250%, 1/15/2016                                     463,913
         705,000  Lennar Corp.,
                  5.600%, 5/31/2015                                     680,694
       8,320,000  Level 3 Communications, Inc.,
                  2.875%, 7/15/2010(c)                                5,252,000
         380,000  Level 3 Communications, Inc.,
                  9.125%, 5/01/2008(c)                                  345,800
      12,035,000  Lucent Technologies, Inc.,
                  6.450%, 3/15/2029(c)                               10,320,013
       1,250,000  McDonalds Corp., Series E (MTN),
                  3.628%, 10/10/2010, (SGD)                             755,137
       1,131,000  Missouri Pacific Railroad Co.,
                  5.000%, 1/01/2045                                     866,159
       1,000,000  Morgan Stanley,
                  5.375%, 11/14/2013, (GBP)                           1,775,138
       1,000,000  Navistar International,
                  6.250%, 3/01/2012, (USD)                              895,000
       2,730,000  Nektar Therapeutics, 144A,
                  3.250%, 9/28/2012(c)                                2,747,063

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$      2,145,000  NGC Corp.,
                  7.625%, 10/15/2026                            $     1,909,050
       9,420,000  NGC Corp. Capital Trust, Series B,
                  8.316%, 6/01/2027(c)                                8,336,700
       9,245,000  Owens-Illinois, Inc., Senior Note,
                  7.800%, 5/15/2018(c)                                9,198,775
       3,000,000  Pemex Project Funding Master Trust, 144A,
                  9.125%, 12/01/2023                                  3,687,000
       4,350,000  Pemex Project Funding Master Trust, 144A,
                  10.000%, 9/15/2027(c)                               5,796,375
       2,000,000  Pharma Services Intermediate
                  Holdings Corp., Senior Note, Convertible,
                  0.00% (step to 11.50% on
                  4/01/2009), 4/01/2014(k)                            1,480,000
       1,920,000  Pioneer Natural Resource,
                  5.875%, 7/15/2016(c)                                1,901,422
       3,500,000  Qwest Capital Funding, Inc.,
                  6.500%, 11/15/2018                                  3,185,000
      33,450,000  Qwest Capital Funding, Inc.,
                  6.875%, 7/15/2028(c)                               30,523,125
         950,000  Qwest Capital Funding, Inc.,
                  7.250%, 2/15/2011(c)                                  961,875
       1,700,000  Qwest Capital Funding, Inc.,
                  7.750%, 2/15/2031                                   1,632,000
       2,025,000  Qwest Capital Funding, Inc.,
                  Guaranteed Note,
                  7.000%, 8/03/2009(c)                                2,045,250
       2,420,000  Qwest Capital Funding, Inc.,
                  Guaranteed Note,
                  7.625%, 8/03/2021                                   2,347,400
       1,350,000  Qwest Corp.,
                  7.250%, 9/15/2025                                   1,343,250
       6,100,000  SLM Corp.,
                  6.500%, 6/15/2010, (NZD)                            4,118,620
       2,595,000  Sungard Data Systems, Inc., 144A,
                  10.250%, 8/15/2015                                  2,595,000
       1,810,000  Sungard Data Systems, Inc.,
                  Senior Note, 144A,
                  9.125%, 8/15/2013                                   1,873,350
       6,405,000  Telcordia Technologies, Inc.,
                  Senior Subordinated Note, 144A,
                  10.000%, 3/15/2013                                  5,860,575
         242,000  Tennessee Gas Pipeline Co.,
                  7.000%, 10/15/2028                                    238,553
         496,687  Tiverton Power Associates, LP, 144A,
                  9.000%, 7/15/2018(g)                                  382,449
         620,000  Toll Brothers Finance Corp., 144A,
                  5.150%, 5/15/2015                                     574,654
       4,000,000  Toys R US, Inc.,
                  7.375%, 10/15/2018                                  2,880,000
         315,000  TXU Corp.,
                  5.550%, 11/15/2014(c)                                 299,198
       2,225,000  TXU Corp.,
                  6.550%, 11/15/2034                                  2,102,398
       5,000,000  U.S. Treasury Note,
                  1.625%, 2/28/2006(c)                                4,981,250
      95,775,000  U.S. Treasury Note,
                  2.500%, 5/31/2006(c)                               95,071,628
      49,730,000  U.S. Treasury Note,
                  2.625%, 5/15/2008(c)                               47,771,881

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

    Principal
     Amount       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
$     29,225,000  U.S. Treasury Note,
                  2.750%, 6/30/2006(c)                          $    28,997,834
      50,270,000  U.S. Treasury Note,
                  3.000%, 2/15/2008(c)                               48,854,196
     100,000,000  U.S. Treasury Note,
                  3.625%, 4/30/2007(c)                               98,953,100
      25,000,000  U.S. Treasury Note,
                  3.625%, 6/30/2007(c)                               24,714,850
      38,000,000  U.S. Treasury Note,
                  4.375%, 5/15/2007(c)                               37,968,840
       1,020,000  United Rentals North America,
                  Inc., Senior Subordinated
                  Note,
                  7.000%, 2/15/2014(c)                                  953,700
       2,500,000  Wal-Mart Stores Inc,
                  4.750%, 1/29/2013, (GBP)                            4,348,448
         600,000  Williams Cos., Inc.,
                  7.875%, 9/01/2021(c)                                  649,500
         965,000  Williams Cos., Inc., Senior
                  Note,
                  7.750%, 6/15/2031                                   1,018,075
       8,600,000  Williams Cos., Inc., Series A,
                  7.500%, 1/15/2031                                   8,901,000
       1,000,000  Woolworth Corp.,
                  8.500%, 1/15/2022                                   1,057,500
      15,550,000  Xerox Capital Trust I,
                  Guaranteed Note,
                  8.000%, 2/01/2027(c)                               16,016,500
       1,730,000  Xerox Corp. (MTN),
                  7.200%, 4/01/2016                                   1,816,500
                                                                ---------------
                                                                  1,127,754,504
                                                                ---------------
                  Uruguay  -- 0.2%
       1,600,000  Republic of Uruguay,
                  7.500%, 3/15/2015(c)                                1,644,000
       2,877,483  Republic of Uruguay,
                  7.875%, 1/15/2033(n)                                2,899,064
                                                                ---------------
                                                                      4,543,064
                                                                ---------------
                  Venezuela  -- 1.2%
      16,535,000  Cerro Negro Finance, Ltd.,
                  144A,
                  7.900%, 12/01/2020                                 15,625,575
      13,790,000  Petrozuata Finance, Inc.,
                  Series B, 144A,
                  8.220%, 4/01/2017                                  12,962,600
                                                                ---------------
                                                                     28,588,175
                                                                ---------------
                  Total Non-Convertible Bonds
                  (Identified Cost $1,821,560,708)                1,860,293,229
                                                                ---------------
                  Total Bonds and Notes
                  (Identified Cost $1,959,861,508)                2,009,001,470
                                                                ---------------

     Shares
-------------------------------------------------------------------------------
Common Stocks  -- 8.1% of Total Net Assets

                  Brazil  -- 0.2%
         117,000  Cia Vale do Rio Doce, ADR, (c)                      4,813,380
                                                                ---------------

                  United States  -- 7.9%
         134,900  Apartment Investment &
                  Management Co., Class A(c)                          5,108,663
       1,053,230  Associated Estates Realty
                  Corp. (REIT)(c)                                     9,521,199
       2,238,800  Bristol-Myers Squibb Co.(c)                        51,447,624

     Shares       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
         137,000  Camden Property Trust (REIT)(c)               $     7,935,040
          53,260  Chesapeake Energy Corp.(c)                          1,689,940
          36,565  CIM High Yield Securities Fund(c)                     148,820
       2,144,800  ConAgra Foods, Inc.(c)                             43,496,544
          41,343  Corning, Inc.(c)(d)                                   812,803
         182,500  Developers Diversified Realty
                  Corp. (REIT)(c)                                     8,581,150
         282,500  Duke Energy Corp.(c)                                7,754,625
         460,000  Equity Residential Properties
                  Trust (REIT)(c)                                    17,995,200
       1,755,800  High Income Opportunity Fund,
                  Inc.                                               10,640,148
       1,368,400  Managed High Income Porfolio,
                  Inc.                                                8,224,084
         110,211  Morgan Stanley Emerging
                  Markets Debt Fund, Inc.(c)                          1,199,096
         117,700  Simon Property Group,
                  Inc.(REIT)(c)                                       9,019,351
                                                                ---------------
                                                                    183,574,287
                                                                ---------------
                  Total Common Stocks
                  (Identified Cost $170,419,128)                    188,387,667
                                                                ---------------

Preferred Stocks  --  2.7%

                  Philippines  -- 0.4%
         267,750  Philippine Long Distance
                  Telephone Co., Sponsored GDR,
                  Convertible, $3.50, 12/31/2049                      8,980,343
                                                                ---------------

                  United States  -- 2.3%
         155,650  AES Trust III, Preferred,
                  6.750%, 10/15/2029(c)                               6,910,860
         107,725  CMS Energy Trust I,
                  Convertible,
                  7.750%, 7/15/2027                                   5,359,319
          51,500  Cummins Capital Trust I,
                  Convertible,
                  7.000%, 6/15/2031(d)                                4,892,500
           1,100  Delphi Trust I,
                  8.250%, 10/15/2033                                      4,895
          16,550  El Paso Energy Capital Trust I,
                  4.750%, 3/31/2028                                     546,812
             393  Entergy New Orleans, Inc.,
                  4.750%, 12/31/2049                                     14,934
          41,300  Felcor Lodging Trust
                  Inc.(REIT), Convertible,
                  8.08%, 12/13/2049(c)                                  978,810
          24,550  Host Marriott Finance Trust
                  (REIT), Convertible,
                  6.750%, 12/02/2026                                  1,537,444
          15,600  Lucent Technologies Capital
                  Trust I, Convertible,
                  7.750%, 3/15/2017                                  14,898,000
          16,750  Newell Financial Trust I,
                  Convertible,
                  5.250%, 12/01/2027(c)                                 695,125
         333,700  Owens-Illinois, Inc.,
                  Convertible, 4.75%, 12/31/2049,                    11,345,800
             800  Pacific Gas & Electric Co., Series G,
                  4.800%                                                 16,704
         267,925  Travelers Property Casualty, Convertible,
                  4.500%, 4/15/2032(c)                                6,633,823

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

     Shares       Description                                         Value (a)
-------------------------------------------------------------------------------
                  United States - continued
          11,000  United Rentals Trust I,
                  Convertible,
                  6.500%, 8/01/2028(c)(d)                               467,500
                                                                ---------------
                                                                     54,302,526
                                                                ---------------
                  Total Preferred Stocks
                  (Identified Cost $57,785,456)                      63,282,869
                                                                ---------------

    Principal
     Amount/
     Shares       Description                                         Value (a)
-------------------------------------------------------------------------------
Short-Term Investments  -- 27.4% of Total Net Assets
$    549,546,325  State Street Navigator Securities
                  Lending Prime Portfolio(i)                        549,546,325

      88,930,593  Tri-Party Repurchase Agreement
                  with Fixed Income Clearing
                  Corporation, dated 12/30/2005
                  at 2.050% to be repurchased at
                  $88,950,850 on 1/03/2006,
                  collateralized by $41,020,000
                  U.S. Treasury Bond, 2.75% due
                  6/30/2006 valued at
                  $41,276,375 and $50,000,000
                  U.S. Treasury Bond, 2.50% due
                  10/31/2006 valued at
                  $49,433,750(j)                                     88,930,593
                  Total Short-Term Investments
                  (Identified Cost $638,476,918)                    638,476,918
                                                                ---------------
                  Total Investments -- 124.4%
                  (Identified Cost                                2,899,148,924
                  $2,826,543,010)(b)
                  Other assets less liabilities                    (569,341,879)
                                                                ---------------
                  Total Net Assets -- 100%                      $ 2,329,807,045
                                                                ===============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. All other securities and assets are valued at their fair value as determined

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

      in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

      At December 31, 2005, the net unrealized appreciation on investments based on cost of $2,831,893,003 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over
        tax cost                                                $   114,358,893
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                                  (47,102,972)
                                                                ---------------

      Net unrealized appreciation.                              $    67,255,921
                                                                ===============

      At September 30, 2005, the Fund had a capital loss carryover of approximately $39,625,170 of which, $10,758,584 expires on September 30, 2009, $21,770,312 expires on September 30, 2010 and $7,096,274 expires on
      September 30, 2011 These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank & Trust Company as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $538,508,743 and $549,546,325, respectively.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

(d)   Non-income producing security.

(e)   Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(g)   Security is in default of principal and interest payment.

(h) Illiquid security. At December 31, 2005, the value of these securities amounted to $2,918,360 or 0.0% of net assets.

(i)   Represents investments of securities lending collateral.

(j) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(k) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified rate.

(l) Became non-income producing effective October 8, 2005 due to bankruptcy filing.

(m) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as a coupon date or interest payment date).

(n)   All or a portion of interest payment is paid-in-kind.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

MTN   Medium Term Note

REIT  Real Estate Investment Trust

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $242,057,370 or 10.39% of net assets.

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of December 31, 2005 (unaudited)

EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
ZAR - South African Rand

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 99.6% OF TOTAL NET ASSETS

Aerospace & Defense - 2.2%
United Technologies Corp.                           3,500      $        195,685
                                                               ----------------
Beverages - 5.0%
Molson Coors Brewing Co., Class B                   2,200               147,378
PepsiCo, Inc.                                       5,150               304,262
                                                               ----------------
                                                                        451,640
                                                               ----------------
Biotechnology - 2.1%
Amgen, Inc.(b)                                      2,350               185,321
                                                               ----------------
Capital Markets - 8.9%
Bear Stearns Cos., Inc.                             2,300               265,719
Franklin Resources, Inc.                            2,300               216,223
Goldman Sachs Group, Inc.                           2,500               319,275
                                                               ----------------
                                                                        801,217
                                                               ----------------
Chemicals - 5.2%
Ecolab, Inc.                                        5,825               211,273
Praxair, Inc.                                       4,875               258,180
                                                               ----------------
                                                                        469,453
                                                               ----------------
Commercial Banks - 6.0%
Bank of America Corp.                               4,150               191,522
Wells Fargo & Co.                                   3,125               196,344
Zions Bancorporation                                2,000               151,120
                                                               ----------------
                                                                        538,986
                                                               ----------------
Commercial Services & Supplies - 1.7%
ARAMARK Corp., Class B                              5,500               152,790
                                                               ----------------
Communications Equipment - 5.5%
Cisco Systems, Inc.(b)                              9,825               168,204
Harris Corp.                                        5,075               218,276
QUALCOMM, Inc.                                      2,525               108,777
                                                               ----------------
                                                                        495,257
                                                               ----------------
Computers & Peripherals - 1.3%
Dell, Inc.(b)                                       4,000               119,960
                                                               ----------------
Containers & Packaging - 1.9%
Ball Corp.                                          4,275               169,803
                                                               ----------------
Diversified Financial Services - 2.2%
Citigroup, Inc.                                     4,075               197,760
                                                               ----------------
Diversified Telecommunications Services - 1.6%
AT&T, Inc.                                          6,000               146,940
                                                               ----------------
Electronic Equipment & Instruments - 1.1%
Flextronics International, Ltd.(b)                  9,700               101,268
                                                               ----------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Energy Equipment & Services - 2.8%
GlobalSantaFe Corp.                                 5,175      $        249,176
                                                               ----------------
Healthcare Equipment & Supplies - 4.7%
Kinetic Concepts, Inc.(b)                           2,550               101,388
Medtronic, Inc.                                     3,600               207,252
Zimmer Holdings, Inc.(b)                            1,700               114,648
                                                               ----------------
                                                                        423,288
                                                               ----------------
Healthcare Providers & Services - 3.4%
Caremark Rx, Inc.(b)                                3,100               160,549
WellPoint, Inc.(b)                                  1,850               147,612
                                                               ----------------
                                                                        308,161
                                                               ----------------
Hotels, Restaurants & Leisure - 3.6%
Carnival Corp.                                      2,750               147,042
Marriott International, Inc., Class A               2,575               172,448
                                                               ----------------
                                                                        319,490
                                                               ----------------
Industrial Conglomerates - 3.4%
General Electric Co.                                8,600               301,430
                                                               ----------------
Insurance - 4.5%
AFLAC, Inc.                                         3,875               179,877
Allstate Corp.                                      2,525               136,527
Everest Re Group Ltd.                                 900                90,315
                                                               ----------------
                                                                        406,719
                                                               ----------------
IT Services - 3.3%
Accenture Ltd., Class A                             7,350               212,194
First Data Corp.                                    1,950                83,870
                                                               ----------------
                                                                        296,064
                                                               ----------------
Machinery - 4.3%
Danaher Corp.                                       3,675               204,991
Dover Corp.                                         4,475               181,193
                                                               ----------------
                                                                        386,184
                                                               ----------------
Media - 3.1%
DIRECTV Group, Inc., (The)(b)                       9,825               138,729
Viacom, Inc., Class B                               4,225               137,735
                                                               ----------------
                                                                        276,464
                                                               ----------------
Multiline Retail - 2.2%
Target Corp.                                        3,550               195,144
                                                               ----------------
Oil, Gas & Consumable Fuels - 7.6%
ConocoPhillips                                      3,100               180,358
Devon Energy Corp.                                  4,325               270,485

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Oil, Gas & Consumable Fuels - continued
ExxonMobil Corp.                                    4,075      $        228,893
                                                               ----------------
                                                                        679,736
                                                               ----------------
Personal Products - 1.7%
Alberto-Culver Co.                                  3,300               150,975
                                                               ----------------
Pharmaceuticals - 2.9%
Abbott Laboratories                                 4,175               164,620
Perrigo Co.                                         6,400                95,424
                                                               ----------------
                                                                        260,044
                                                               ----------------
Road & Rail - 2.2%
Burlington Northern Santa Fe Corp.                  2,800               198,296
                                                               ----------------
Semiconductors & Semiconductor Equipment - 3.1%
DSP Group, Inc.(b)                                  3,550                88,963
Intel Corp.                                         7,450               185,952
                                                               ----------------
                                                                        274,915
                                                               ----------------
Software - 2.1%
Microsoft Corp.                                     7,150               186,973
                                                               ----------------
TOTAL COMMON STOCKS
  (Identified Cost $7,690,541)                                        8,939,139
                                                               ----------------
TOTAL INVESTMENTS - 99.6%
  (Identified Cost $7,690,541)(a)                                     8,939,139
  Other assets less liabilities--0.4%                                    38,826
                                                               ----------------
TOTAL NET ASSETS - 100%                                        $      8,977,965
                                                               ================

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $7,690,541 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost           $1,449,347
      Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value             (200,749)
                                                                     ----------
      Net unrealized appreciation                                    $1,248,598
                                                                     ==========

      At September 30, 2005, the Fund had a capital loss carryover of approximately $4,181,398 of which $214,505 expires on September 30, 2009, $2,177,191 expires on September 30, 2010, $1,622,157 expires on September 30, 2011, $110,150 expires on September 30, 2012 and $17,395 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)   Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Value Fund

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - 96.4% OF TOTAL NET ASSETS

Aerospace & Defense - 5.5%
Honeywell International, Inc.                      17,050      $        635,113
Northrop Grumman Corp.                             12,250               736,347
United Technologies Corp.                          13,025               728,228
                                                               ----------------
                                                                      2,099,688
                                                               ----------------
Beverages - 1.4%
Molson Coors Brewing Co., Class B                   7,750               519,172
                                                               ----------------
Capital Markets - 7.6%
Ameriprise Financial, Inc.                         10,910               447,310
Lehman Brothers Holdings, Inc.                      6,700               858,739
Merrill Lynch & Co., Inc.                          12,175               824,613
Morgan Stanley                                     13,475               764,571
                                                               ----------------
                                                                      2,895,233
                                                               ----------------
Chemicals - 1.9%
Praxair, Inc.                                      13,675              724,228
                                                               ----------------
Commercial Banks - 7.9%
Bank of America Corp.                              16,825               776,474
SunTrust Banks, Inc.                                4,625               336,515
U.S. Bancorp                                       26,050               778,635
Wachovia Corp.                                     12,504               660,961
Wells Fargo & Co.                                   7,200               452,376
                                                               ----------------
                                                                      3,004,961
                                                               ----------------
Commercial Services & Supplies - 1.1%
ARAMARK Corp., Class B (b)                         15,225               422,951
                                                               ----------------
Communications Equipment - 3.1%
Avaya, Inc. (b)(c)                                 42,225               450,541
Motorola, Inc.                                     31,625               714,408
                                                               ----------------
                                                                      1,164,949
                                                               ----------------
Computers & Peripherals - 1.7%
Hewlett-Packard Co.                                21,925               627,713
                                                               ----------------
Consumer Finance - 1.5%
American Express Co.                               11,050               568,633
                                                               ----------------
Diversified Financial Services - 7.7%
CIT Group, Inc.                                    16,475               853,075
Citigroup, Inc.                                    21,100             1,023,983
J.P. Morgan Chase & Co.                            26,775             1,062,700
                                                               ----------------
                                                                      2,939,758
                                                               ----------------
Diversified Telecommunications Services - 4.9%
AT&T, Inc.                                         29,175               714,496
BellSouth Corp.                                    32,250               873,975

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Diversified Telecommunications Services -
continued CenturyTel, Inc.                          8,325      $        276,057
                                                               ----------------
                                                                      1,864,528
                                                               ----------------
Electric Utilities - 3.6%
Entergy Corp.                                      10,925               750,001
Exelon Corp.                                       11,325               601,811
                                                               ----------------
                                                                      1,351,812
                                                               ----------------
Electrical Equipment - 2.0%
ABB Ltd. ADR (b)(c)                                78,750               765,450
                                                               ----------------
Electronic Equipment & Instruments - 1.1%
Flextronics International Ltd.(c)                  38,400               400,896
                                                               ----------------
Energy Equipment & Services - 3.8%
GlobalSantaFe Corp.                                14,075               677,711
Halliburton Co.                                    12,325               763,657
                                                               ----------------
                                                                      1,441,368
                                                               ----------------
Healthcare Equipment & Supplies - 2.1%
Baxter International, Inc.                         11,200               421,680
Beckman Coulter, Inc. (b)                           6,700               381,230
                                                               ----------------
                                                                        802,910
                                                               ----------------
Healthcare Providers & Services - 1.1%
Quest Diagnostics, Inc.                             8,400               432,432
                                                               ----------------
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.                                   22,450               757,014
                                                               ----------------
Independent Power Producer & Energy - 1.2%
NRG Energy, Inc.(c)                                 9,350               440,572
                                                               ----------------
Industrial Conglomerates - 1.7%
Tyco International Ltd.                            22,875               660,172
                                                               ----------------
Insurance - 6.9%
Allstate Corp.                                     15,975               863,768
American International Group, Inc.                 12,250               835,817
Berkshire Hathaway, Inc., Class B(c)                  119               349,325
Prudential Financial, Inc.                          7,925               580,031
                                                               ----------------
                                                                      2,628,941
                                                               ----------------
Media - 6.6%
DIRECTV Group, Inc., (The)(c)                      41,250               582,450
McGraw-Hill Cos., Inc.                             10,875               561,476
News Corp., Class A                                37,250               579,238

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                   Shares              Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Media - continued
Time Warner, Inc.                                  45,950      $        801,368
                                                               ----------------
                                                                      2,524,532
                                                               ----------------
Multiline Retail - 1.3%
Federated Department Stores, Inc.                   7,325               485,867
                                                               ----------------
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.                                      10,525               597,504
ExxonMobil Corp.                                   23,150             1,300,336
Occidental Petroleum Corp.                          6,450               515,226
Peabody Energy Corp.                                5,700               469,794
                                                               ----------------
                                                                      2,882,860
                                                               ----------------
Pharmaceuticals - 2.7%
Abbott Laboratories                                11,700               461,331
Pfizer, Inc.                                       24,825               578,919
                                                               ----------------
                                                                      1,040,250
                                                               ----------------
Real Estate - 1.1%
Simon Property Group, Inc.                          5,650               432,960
                                                               ----------------
Road & Rail - 2.3%
Burlington Northern Santa Fe Corp.                 12,500               885,250
                                                               ----------------
Specialty Retail - 3.2%
Office Depot, Inc.(c)                              20,100               631,140
TJX Cos, Inc.                                      25,475               591,784
                                                               ----------------
                                                                      1,222,924
                                                               ----------------
Tobacco - 1.8%
Altria Group, Inc.                                  8,925               666,876
                                                               ----------------
TOTAL COMMON STOCKS
  (Identified Cost $28,706,774)                                      36,654,900
                                                               ----------------

                                         Principal Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.2% OF TOTAL
NET ASSETS

Commercial Paper - 3.6%
AGI Funding
  2.900%, 1/03/2006 (d)                        $1,370,000             1,369,780
                                                               ----------------

                                                   Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
Prime Portfolio (e)                             1,374,341             1,374,341
                                                               ----------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $2,744,121)                                        2,744,121
                                                               ----------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

TOTAL INVESTMENTS - 103.6%
  (Identified Cost $31,450,895)(a)                                   39,399,021
  Other assets less liabilities--(3.6)%                              (1,383,105)
                                                               ----------------

TOTAL NET ASSETS - 100%                                        $     38,015,916
                                                               ================

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At December 31, 2005, the unrealized appreciation on investments based on cost of $31,450,895 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost          $ 8,313,776
      Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value             (365,650)
                                                                    -----------
      Net unrealized appreciation                                   $ 7,948,126
                                                                    -----------

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $1,336,365 and $1,374,341 respectively.

(c)   Non-income producing security.

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

(e)   Represents investments of securities lending collateral.

      ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

Loomis Sayles Worldwide Fund

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - 26.6% OF TOTAL NET ASSETS

NON-CONVERTIBLE BONDS - 25.4%
Argentina - 0.3%
Republic of Argentina, 2.000%, 9/30/2014    ARS           515,000  $    169,883
                                                                   ------------
Australia - 0.1%
South Australia Government Finance
  Authority, Zero Coupon Bond,
  12/21/2015                                AUD           120,000        51,644
                                                                   ------------
Austria - 0.2%
Osterreichsche Kontrollbank AG, 1.800%,
  3/22/2010                                 JPY        10,000,000        88,699
                                                                   ------------
Brazil - 0.1%
Republic of Brazil, 8.750%, 2/04/2025(b)    USD            50,000        55,250
                                                                   ------------
Canada - 1.2%
Avenor, Inc., 10.850%, 11/30/2014           CAD            20,000        19,291
Calpine Canada Energy Finance, 8.500%,
  5/01/2008(b)(f)                           USD           310,000       115,475
Canadian Government Bond, 0.700%,
  3/20/2006                                 JPY        10,000,000        84,910
Canadian Government Bond, 5.250%,
  6/01/2013                                 CAD           195,000       181,706
Canadian Pacific Railway Ltd., 4.900%,
  6/15/2010, 144A                                          25,000        21,894
Government of Quebec, 5.625%, 6/21/2011     EUR           120,000       158,498
Molson Coors Capital Finance, 5.000%,
  9/22/2015                                 CAD            50,000        42,767
Rogers Wireless, Inc., 7.625%, 12/15/2011                  25,000        23,119
Shaw Communications, Inc., 6.100%,
  11/16/2012                                               70,000        59,944
                                                                   ------------
                                                                        707,604
                                                                   ------------
Cayman Island - 0.5%
Arcel Finance Ltd., 7.048%, 9/01/2011,
  144A                                      USD           108,710       109,122
LPG International, Inc., 7.250%,
  12/20/2015(b), 144A                                     100,000        98,750
Vale Overseas Ltd., 8.250%,
  1/17/2034                                                75,000        86,344
                                                                   ------------
                                                                        294,216
                                                                   ------------
Chile - 0.1%
Empresa Nacional de Electricidad SA,
  Series B, 8.500%, 4/01/2009                              50,000        54,532
                                                                   ------------
Denmark - 0.1%
Kingdom of Denmark, 4.000%, 8/15/2008       DKK           525,000        85,539
                                                                   ------------
France - 0.1%
Dexia Municipal Agency, 5.500%, 4/25/2006   EUR            25,000        29,851
                                                                   ------------
Germany - 2.0%
Eurohypo AG - Europaeische Hypothekenbank
  der Deutschen Bank, 4.000%, 2/01/2007                   150,000       179,799
Hypothekenbank in Essen AG, 5.250%,
  1/22/2008                                               115,000       142,208
KFW, 2.500%, 10/11/2010                                   260,000       299,411
Republic of Germany, 3.000%, 4/11/2008                    170,000       201,727
Republic of Germany, 3.250%, 4/17/2009                    305,000       364,164
                                                                   ------------
                                                                      1,187,309
                                                                   ------------
Ireland - 0.1%
Elan Financial PLC, 7.750%, 11/15/2011      USD            50,000        46,750
Republic of Ireland, 4.600%, 4/18/2016      EUR            30,000        39,389
                                                                   ------------
                                                                         86,139
                                                                   ------------

Japan - 1.0%
Japan Government, 0.200%, 9/20/2007         JPY        70,000,000       593,328
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

Korea - 0.3%
Hanarotelecom, Inc., 7.000%,
  2/01/2012(b), 144A                        USD           150,000  $    147,769
                                                                   ------------
Mexico - 1.0%
America Movil SA, 9.000%, 1/15/2016         MXN         1,000,000        95,782
Desarrolladora Homex SA, 7.500%,
  9/28/2015, 144A                           USD           100,000        98,250
Government of Mexico, 6.750%, 6/06/2006     JPY         7,000,000        60,957
Innova S de RL, 9.375%, 9/19/2013           USD            25,000        27,750
Mexican Fixed Rate Bonds, 4.250%,
  6/16/2015                                 EUR           100,000       118,804
Mexican Fixed Rate Bonds, 9.000%,
  12/20/2012                                MXN         1,000,000        98,124
Mexican Fixed Rate Bonds, 9.500%,
  12/18/2014                                            1,000,000       101,209
                                                                   ------------
                                                                        600,876
                                                                   ------------
Netherlands - 0.5%
E. On International Finance, Series EMTN,
  5.750%, 5/29/2009                         EUR            10,000        12,797
Kingdom of Netherlands, 5.000%, 7/15/2011                 165,000       213,973
Olivetti Finance NV, 6.875%, 1/24/2013                     10,000        13,953
RWE Finance BV, 6.125%, 10/26/2012                         25,000        34,216
                                                                   ------------
                                                                        274,939
                                                                   ------------

Peru - 0.5%
Republic of Peru, 5.000%, 3/07/2017(g)      USD           284,200       265,016
                                                                   ------------
Singapore - 0.3%
Government of Singapore, 4.625%, 7/01/2010  SGD           280,000       179,747
Singapore Telecommunications Ltd., 6.000%,
  11/21/2011                                EUR            10,000        13,360
                                                                   ------------
                                                                        193,107
                                                                   ------------
South Africa - 0.1%
Republic of South Africa, 5.250%,
  5/16/2013                                                50,000        64,153
                                                                   ------------
Supranational - 0.4%
European Investment Bank, Zero Coupon
  Bond, 9/12/2008, 144A                     BRL           370,085       108,294
Inter-American Development Bank, 1.900%,
  7/08/2009                                 JPY         4,000,000        35,492
Inter-American Development Bank, Series
  EMTN, Zero Coupon Bond, 5/11/2009         BRL           400,000       104,315
                                                                   ------------
                                                                        248,101
                                                                   ------------
Sweden - 0.5%
Government of Sweden, Series 1040, 6.500%,
  5/05/2008                                 SEK         1,575,000       214,546
Government of Sweden, Series 1045, 5.250%,
  3/15/2011                                               495,000        68,501
Stena AB, 7.500%, 11/01/2013                USD            25,000        24,000
                                                                   ------------
                                                                        307,047
                                                                   ------------
United Kingdom - 0.5%
J.P. Morgan Chase London, Zero Coupon
  Bond, 10/21/2010, 144A                    IDR     1,229,424,500        69,545
NGG Finance Plc, 6.125%, 8/23/2011          EUR            10,000        13,415
United Kingdom Treasury, 5.000%, 3/07/2025  GBP            35,000        67,715
United Kingdom Treasury, 6.250%,
  11/25/2010                                               70,000       131,523
WPP Group Plc, 6.000%, 6/18/2008            EUR            10,000        12,566
                                                                   ------------
                                                                        294,764
                                                                   ------------
United States - 15.3%
AES Corp., 7.750%, 3/01/2014(b)             USD           100,000       104,875

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

United States - continued
Agco Corp., 6.875%, 4/15/2014               EUR            20,000  $     24,388
AK Steel Corp., 7.750%, 6/15/2012(b)        USD           200,000       180,500
Albertson's, Inc., 6.625%, 6/01/2028                       50,000        42,654
Albertson's, Inc., 7.450%, 8/01/2029(b)                   175,000       162,240
American Standard, Inc., 8.250%, 6/01/2009  GBP            10,000        18,839
Amkor Technology, Inc., 10.500%,
  5/01/2009(b)                              USD            50,000        46,000
Arrow Electronics, Inc., 6.875%, 7/01/2013                 75,000        80,099
ASIF Global Financing XXVII, 2.380%,
  2/26/2009, 144A                           SGD           100,000        58,513
Atlas Air Worldwide Holdings, Inc.,
  7.200%, 1/02/2019                         USD            74,162        73,428
Atlas Air, Inc., Series B, 7.680%,
  1/02/2014                                                42,865        35,758
Avnet, Inc., 6.000%, 9/01/2015                             95,000        92,416
Barclays Financial LLC, 4.060%, 9/16/2010,
  144A                                      KRW       110,000,000       104,184
Barclays Financial LLC, 4.100%, 3/22/2010,
  144A                                      THB         4,000,000        91,018
Barclays Financial LLC, 4.160%, 2/22/2010,
  144A                                                  4,000,000        91,359
Barclays Financial LLC, 4.460%, 9/23/2010,
  144A                                      KRW       110,000,000       105,979
Bausch & Lomb, Inc., 7.125%, 8/01/2028      USD            95,000       102,801
Borden, Inc., 7.875%, 2/15/2023                           180,000       144,000
Chesapeake Energy Corp., 6.500%, 8/15/2017                  5,000         5,025
Chesapeake Energy Corp., 6.875%,
  1/15/2016(b)                                             70,000        71,750
Chesapeake Energy Corp., 6.875%,
  11/15/2020, 144A                                         35,000        35,437
Columbia/HCA Healthcare Corp., 7.050%,
  12/01/2027                                               50,000        47,872
Columbia/HCA Healthcare Corp., 7.190%,
  11/15/2015                                               50,000        52,566
Continental Airlines, Inc., Series
  1998-1A, 6.648%, 9/15/2017                               41,062        40,126
Continental Airlines, Inc., Series 1999-1C
  6.954%, 8/02/2009                                       261,164       233,883
Continental Airlines, Inc., Series 2000-2,
  7.487%, 4/02/2012                                        75,000        75,674
Corning Glass, 8.875%, 3/15/2016                           25,000        30,205
Cummins Engine Co., Inc., 7.125%,
  3/01/2028                                               160,000       159,200
Delphi Automotive Systems Corp., 7.125%,
  5/01/2029(b)(f)                                          45,000        22,838
Dillard's, Inc., 6.625%, 1/15/2018                         50,000        46,187
Dillard's, Inc., 7.000%, 12/01/2028                        50,000        46,375
Federal Home Loan Mortgage Corp., 5.125%,
  1/15/2012                                 EUR           200,000       260,571
ESI Tractebel Acquisition Corp., 7.99%,
  12/30/2011                                               21,000        22,041
Federal National Mortgage Association,
  2.125%, 10/09/2007                        JPY        30,000,000       262,566
Federal National Mortgage Association,
  2.290%, 2/19/2009                         SGD           200,000       117,151
Federal National Mortgage Association,
  2.375%, 2/15/2007                         USD            50,000        48,698
General Electric Capital Corp., 0.550%,
  10/14/2008                                JPY        25,000,000       212,183
General Motors Acceptance Corp., 5.100%,
  7/16/2007(b)(g)                           USD            75,000        70,300
General Motors Acceptance Corp., 5.220%,
  3/20/2007(g)                                            350,000       330,594
Georgia-Pacific Corp., 7.375%, 12/01/2025                  50,000        45,000
Georgia-Pacific Corp., 7.750%, 11/15/2029                  35,000        31,938
HSBC Bank USA, 3.310%, 8/25/2010, 144A                    100,000        99,050

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
--------------------------------------------------------------------------------
BONDS AND NOTES - continued

United States - continued
IMC Global, Inc., 7.375%, 8/01/2018                       100,000  $    101,000
J.C. Penney Co., Inc. 7.125%, 11/15/2023(b)                25,000        27,832
KfW International Finance, Inc., 1.750%,
  3/23/2010                                 JPY         2,000,000        17,705
KfW International Finance, Inc., 2.050%,
  9/21/2009                                            29,000,000       258,729
Lennar Corp., 5.600%, 5/31/2015(b)          USD            25,000        24,138
Level 3 Communications, Inc., 9.125%,
  5/01/2008                                                20,000        18,200
Lucent Technologies, Inc., 6.450%,
  3/15/2029(b)                                            155,000       132,912
Morgan Stanley, 5.375%, 11/14/2013          GBP            20,000        35,537
Motorola, Inc. 8.000%, 11/01/2011(b)        USD            75,000        86,004
News America Holdings, Inc., 8.625%,
  2/07/2014(h)                              AUD            50,000        39,256
NGC Corporation Capital Trust I, Series B,
  8.316%, 6/01/2027                         USD           250,000       221,250
Owens-Illinois, Inc., 7.800%, 5/15/2018                    40,000        39,800
Pemex Project Funding Master Trust,
  7.875%, 2/01/2009                                       115,000       122,992
Pulte Homes, Inc., 6.000%, 2/15/2035                        5,000         4,438
Qwest Capital Funding, Inc., 6.875%,
  7/15/2028                                               200,000       182,500
Qwest Corp., 6.875%, 9/15/2033                             30,000        28,200
SLM Corp., 6.500%, 6/15/2010                NZD            55,000        37,165
Toll Brothers Finance Corp., 5.150%,
  5/15/2015, 144A                           USD            20,000        18,537
Toys R Us, 7.375%, 10/15/2018                             375,000       270,000
U.S. Treasury Bonds, 5.375%, 2/15/2031                     80,000        89,862
U.S. Treasury Notes, 2.500%, 5/31/2006                     35,000        34,743
U.S. Treasury Notes, 2.625%, 5/15/2008                     50,000        48,031
U.S. Treasury Notes, 2.750%, 6/30/2006                     40,000        39,689
U.S. Treasury Notes, 3.000%, 2/15/2008                     50,000        48,592
U.S. Treasury Notes, 3.250%, 8/15/2008                    200,000       194,461
U.S. Treasury Notes, 4.000%, 8/31/2007                  1,000,000       993,359
U.S. Treasury Notes, 4.250%, 10/31/2007                   600,000       598,242
U.S. Treasury Notes, 4.375%, 5/15/2007                  1,000,000       999,180
US West Capital Funding, Inc., 6.500%,
  11/15/2018                                               75,000        68,250
Williams Cos., Inc., 7.500%, 1/15/2031                    100,000       103,500
Woolworth Corp., 8.500%, 1/15/2022                        150,000       158,625
Xerox Capital Trust I, 8.000%,
  2/01/2027(b)                                             50,000        51,500
Xerox Corp., 7.200%, 4/01/2016                             20,000        21,000
                                                                   ------------
                                                                      9,041,510
                                                                   ------------
Venezuela - 0.2%
Cerro Negro Finance Ltd., 7.900%,
  12/01/2020, 144A                                        130,000       122,850
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $14,961,784)                                      14,964,126
                                                                   ------------
CONVERTIBLE BONDS - 1.2%
United States - 1.2%
Bristol-Myers Squibb Co., 3.991%,
  9/15/2023(b)(g)                                          60,000        59,103
Builders Transportation, Inc., 8.000%,
  8/15/2005(f)(h)                                          95,000            10
Level 3 Communications, Inc., 2.875%,
  7/15/2010(b)                                            120,000        75,750
Level 3 Communications, Inc., 6.000%,
  9/15/2009(b)                                             25,000        16,500
Level 3 Communications, Inc., 6.000%,
  3/15/2010(b)                                              5,000         3,206

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                 Principal Amount      Value(+)
-------------------------------------------------------------------------------
BONDS AND NOTES - continued

United States - continued
Regeneron Pharmaceuticals, Inc., 5.500%,
  10/17/2008                                              215,000  $    204,787
Valeant Pharmaceuticals International,
  3.000%, 8/16/2010                                       360,000       308,250
Valeant Pharmaceuticals International,
  4.000%, 11/15/2013                                       65,000        55,413
                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $833,535)                                            723,019
                                                                   ------------
TOTAL BONDS AND NOTES
  (Identified Cost $15,795,319)                                      15,687,145
                                                                   ------------

                                                           Shares
-------------------------------------------------------------------------------

COMMON STOCKS - 65.0% OF TOTAL NET ASSETS

Australia - 0.8%
Aristocrat Leisure Ltd.(b)                                 55,975       502,811
                                                                   ------------
Bermuda - 1.0%
Marvell Technology Group Ltd.(e)                           10,988       616,317
                                                                   ------------
Greece - 1.5%
Piraeus Bank S.A.                                          41,425       884,292
                                                                   ------------
Hong Kong - 2.1%
China Mobile Hong Kong Ltd.                                96,500       456,724
Esprit Holdings Ltd.                                       42,775       303,413
Li & Fung Ltd.                                            236,000       454,097
                                                                   ------------
                                                                      1,214,234
                                                                   ------------
Ireland - 3.1%
Anglo Irish Bank Corp., Plc                                70,817     1,070,114
Ryanair Holdings Plc, ADR(b)(e)                            13,550       758,665
                                                                   ------------
                                                                      1,828,779
                                                                   ------------
Japan - 7.1%
Honda Motor Co., Ltd.                                      15,475       893,116
Orix Corp.(b)                                               4,800     1,221,742
Sumitomo Mitsui Financial Group, Inc.(b)                      100     1,056,435
Yamada Denki Co., Ltd.                                      8,100     1,012,591
                                                                   ------------
                                                                      4,183,884
                                                                   ------------
Korea - 1.0%
Shinhan Financial Group Co., Ltd.                          14,200       571,120
                                                                   ------------
Mexico - 1.7%
America Movil S.A. de C.V., Series L                      695,925     1,016,479
                                                                   ------------
South Africa - 1.3%
Sasol Ltd., Sponsored ADR(b)                               21,275       758,241
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                           Shares      Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

Switzerland - 4.4%
ABB Ltd.(e)                                                82,775  $    805,478
Alcon, Inc.                                                 5,875       761,400
Roche Holding AG                                            6,875     1,030,838
                                                                   ------------
                                                                      2,597,716
                                                                   ------------
Turkey - 0.9%
Finansbank AS(e)                                           22,730       504,551
                                                                   ------------
United Kingdom - 2.0%
Standard Chartered Plc                                     23,550       524,030
Vodafone Group Plc                                        112,275       241,610
Wolseley Plc                                               20,075       423,285
                                                                   ------------
                                                                      1,188,925
                                                                   ------------
United States - 38.1%
Adobe Systems, Inc.                                        23,625       873,180
Aetna, Inc.                                                 5,175       488,054
Amgen, Inc.(e)                                              8,475       668,338
Apple Computer, Inc.(e)                                    12,975       932,773
BellSouth Corp.                                            10,000       271,000
Burlington Northern Santa Fe Corp.                         10,650       754,233
Caremark Rx, Inc.(e)                                       15,900       823,461
CB Richard Ellis Group, Inc., Class A(e)                   13,075       769,464
Chicago Mercantile Exchange Holdings, Inc.                    725       266,430
Chico's FAS, Inc.(e)                                       11,900       522,767
Citigroup, Inc.                                             4,150       201,400
Coach, Inc.(e)                                             19,975       665,966
Corning, Inc.(e)                                            5,167       101,583
eBay, Inc.(e)                                              13,550       586,038
ExxonMobil Corp.                                            5,900       331,403
Franklin Resources, Inc.                                   10,725     1,008,257
Genentech, Inc.(e)                                          5,575       515,688
GlobalSantaFe Corp.                                         9,925       477,889
Google, Inc., Class A(e)                                    3,150     1,306,809
Legg Mason, Inc.                                            7,300       873,737
Lehman Brothers Holdings, Inc.                              6,575       842,718
McDonald's Corp.                                            8,275       279,033
Monster Worldwide, Inc.(e)                                 15,425       629,648
Motorola, Inc.                                             31,050       701,419
Peabody Energy Corp.                                        8,275       682,025
Praxair, Inc.                                               3,925       207,868
Prudential Financial, Inc.                                  9,625       704,454
QUALCOMM, Inc.                                             18,925       815,289
St. Jude Medical, Inc.(e)                                  13,300       667,660
Starbucks Corp.(e)                                         17,750       532,678
Texas Instruments, Inc.                                    11,350       363,995
UnitedHealth Group, Inc.                                   20,375     1,266,102
WellPoint, Inc.(e)                                         10,300       821,837

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

                                                           Shares      Value(+)
-------------------------------------------------------------------------------
COMMON STOCKS - continued

United States - continued
Wells Fargo & Co.                                           4,400  $    276,452
Whole Foods Market, Inc.                                    6,500       503,035
Zimmer Holdings, Inc.(e)                                   11,325       763,758
                                                                   ------------
                                                                     22,496,441
                                                                   ------------

TOTAL COMMON STOCKS
  (Identified Cost $32,287,892)                                      38,363,790
                                                                   ------------

                                                 Principal Amount
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 15.0%
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated
12/30/2005 at 2.050% to be repurchased at
$4,406,003 on 1/3/2006 collateralized by
$4,520,000 U.S. Treasury Note 4.000% due
4/15/2010 with a value of $4,497,400(d)          $      4,405,000     4,405,000
                                                                   ------------

                                                           Shares
-------------------------------------------------------------------------------
State Street Navigator Securities Lending
  Prime Protfolio(c)                                    4,458,694  $  4,458,694
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $8,863,694)                                        8,863,694
                                                                   ------------
TOTAL INVESTMENTS - 106.6%
  (Identified Cost $56,946,905)(a)                                   62,914,629
  Other assets less liabilities--(6.6)%                              (3,912,497)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $ 59,002,132
                                                                   ------------

(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

PORTFOLIO OF INVESTMENTS - as of December 31, 2005 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes): At December 31, 2005, the unrealized appreciation on investments based on cost of $56,976,098 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all investments
        in which there is an excess of value over tax cost         $  6,772,231
      Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value             (833,700)
                                                                   ------------
       Net unrealized appreciation                                 $  5,938,531
                                                                   ------------

      At September 30, 2005, the Fund had a capital loss carryover of approximately $1,170,685 of which $130,022 expires on September 30, 2010 and $1,040,663 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at December 31, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2005 were $4,319,833 and $4,458,694, respectively.

(c)   Respresents investment of securities lending collateral.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the fund and the counter party. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)   Non-income producing security.

(f)   Non-income producing security due to default or bankruptcy filing.

(g)   Variable rate security. Rate as of December 31, 2005.

(h)   Illiquid security.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $1,380,551 or 2.34% of net assets.

      Key to Abbreviations: ARS: Argenintinian Peso; AUD: Australian Dollar;
      BRL: Brazilian Real; CAD: Canadian Dollar; DKK: Danish Krone; EUR: Euro;
      GBP: Great British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; MXN:
      Mexican Peso; NZD: New Zeland Dollar; SGD: Singapore Dollar; SEK: Swedish Krona; KRW: South Korean Won; THB: Thai Baht; USD: United States Dollar.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  Loomis Sayles Funds II

                                  By: /s/ Robert J. Blanding
                                      ----------------------

                                  Name:  Robert J. Blanding
                                  Title: President and Chief Executive Officer
                                  Date:  February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ Robert J. Blanding
                                      ----------------------

                                  Name:  Robert J. Blanding
                                  Title: President and Chief Executive Officer
                                  Date:  February 27, 2006

                                  By: /s/ Michael C. Kardok
                                      ----------------------
                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  February 27, 2006